UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2018

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2018. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2018 and held until December 31, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2018	Ending Account Value Using Actual Return at December 31, 2018	Expenses Paid During the Six Months Ended December 31, 2018*	Beginning Account Value at July 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2018	Expenses Paid During the Six Months Ended December 31, 2018*	Annualized Expense Ratio*
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,013.89	$2.89	$1,000.00	$1,022.33	$2.91	0.57%
Class 2	$1,000.00	$1,012.66	$3.65	$1,000.00	$1,021.58	$3.67	0.72%
Class 3	$1,000.00	$1,012.49	$4.16	$1,000.00	$1,021.07	$4.18	0.82%
SA PGI Asset Allocation@
Class 1	$1,000.00	$954.58	$3.79	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$954.14	$4.53	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$953.83	$5.02	$1,000.00	$1,020.06	$5.19	1.02%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$868.59	$3.49	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$867.96	$4.19	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$867.53	$4.66	$1,000.00	$1,020.21	$5.04	0.99%
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$970.12	$2.88	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$968.79	$4.12	$1,000.00	$1,021.02	$4.23	0.83%
SA Wellington Strategic Multi-Asset#@
Class 1	$1,000.00	$917.25	$4.16	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$915.12	$5.36	$1,000.00	$1,019.61	$5.65	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018” and the “Annualized Expense Ratio” would have been lower.

@	See Note 1 in Notes to Financial Statements.

4

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	20.9%
United States Treasury Bonds	13.5
Federal National Mtg. Assoc.	13.0
Diversified Financial Services	10.8
United States Treasury Notes	10.7
Banks-Commercial	6.5
Repurchase Agreements	5.4
Diversified Banking Institutions	4.5
Government National Mtg. Assoc.	3.2
Municipal Bonds & Notes	2.8
Electric-Integrated	2.1
Sovereign	1.6
Banks-Super Regional	1.0
Electric-Distribution	0.8
Brewery	0.8
E-Commerce/Products	0.7
Medical-Drugs	0.7
Oil Companies-Exploration & Production	0.6
Insurance-Multi-line	0.6
Cable/Satellite TV	0.6
Real Estate Investment Trusts	0.6
Auto-Cars/Light Trucks	0.5
Medical Labs & Testing Services	0.5
Gas-Distribution	0.5
Transport-Services	0.5
Medical-Hospitals	0.5
Schools	0.4
Oil Companies-Integrated	0.4
Enterprise Software/Service	0.3
Insurance-Mutual	0.3
Property Trust	0.3
Applications Software	0.3
Banks-Fiduciary	0.3
Medical-HMO	0.2
Cellular Telecom	0.2
Computers	0.2
Banks-Export/Import	0.2
Medical Instruments	0.2
Diversified Manufacturing Operations	0.2
Resolution Funding Corp	0.2
Internet Application Software	0.1
Special Purpose Entities	0.1
Water	0.1
Multimedia	0.1

108.0%

Credit Quality†#

Aaa	67.5%
Aa	7.8
A	13.5
Baa	4.4
Not Rated@	6.8

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

5

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 10.8%
Diversified Financial Services — 10.8%
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	$4,749,496	$4,687,995
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	710,050	704,337
Angel Oak Mtg. Trust LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	4,507,679	4,512,340
Apidos CLO FRS Series 2015-21A, Class A1R 3.37% (3 ML+0.93%) due 07/18/2027*(3)	3,120,000	3,091,411
Apidos CLO FRS Series 2013-16A, Class A1R 3.43% (3 ML+0.98%) due 01/19/2025*(3)	2,691,223	2,689,842
Apidos CLO FRS Series 2015-22A, Class A1 3.97% (3 ML+1.50%) due 10/20/2027*(3)	3,000,000	2,999,238
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,365,000	1,358,527
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,535,000	1,539,266
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	2,350,287	2,329,635
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 3.58% (3 ML+1.11%) due 07/20/2031*(3)	795,000	782,650
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,335,000	1,325,588
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	901,000	901,487
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	231,746
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	2,154,833	2,132,247
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	4,319,012	4,272,207
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	2,005,000	2,014,059
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,805,063
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(2)	1,262,910	1,248,445
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	1,150,008	1,148,780

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	$1,020,000	$1,016,521
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	750,871	741,302
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	1,247,226	1,235,286
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	1,892,597	1,875,855
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	2,015,000	2,008,668
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	2,320,000	2,327,097
Finance of America Structured Securities Trust VRS Series 2017-HB1, Class A 2.32% due 11/25/2027*(1)	514,607	513,419
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	1,137,565	1,132,179
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,255,042
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	583,263
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,283,080
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	817,735
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	3,892,677	3,883,084
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 3.19% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,817,840
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,279,760
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.24% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,431,496
Magnetite, Ltd. FRS Series 2016-18A, Class AR 3.70% (3 ML+1.08%) due 11/15/2028*(3)	6,518,000	6,489,132
Master Credit Card Trust FRS Series 2017-3, Class A 2.97% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,713,496

6

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	$1,525,418	$1,501,295
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	615,834	602,586
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,750,289	1,710,058
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,806,610
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(1)	388,338	387,125
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(1)	676,682	676,617
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,960,000	1,947,910
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,822,390
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	851,754	848,993
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,117,750
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,162,602
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,199,113
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	1,476,856	1,473,113
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	4,022,742	4,027,040
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 3.39% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,637,951
Sound Point CLO, Ltd. FRS Series 2016-2A, Class A 4.13% (3 ML+1.66%) due 10/20/2028*(3)	2,865,000	2,864,123
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	611,796	610,952
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,066,545
SPS Servicer Advance Receivables Trust Series 2018-T1, Class AT1 3.62% due 10/17/2050*	1,405,000	1,410,775

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.63% (3 ML+1.16%) due 10/20/2026*(3)	$5,100,000	$5,098,740
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	1,405,178	1,372,918
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,625,267	2,554,341
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,333,655	1,309,293
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,973,250
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,670,958	1,674,302
Voya CLO, Ltd. FRS Series 2014-4A, Class A1RA 3.54% (3 ML+1.10%) due 07/14/2031*(3)	7,240,000	7,160,534
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	2,760,993	2,753,340

Total Asset Backed Securities (cost $155,301,601)		153,949,384

U.S. CORPORATE BONDS & NOTES — 15.1%
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,743,374

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	188,605
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,839,346
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	211,312
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,607,679
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	787,420

		7,634,362

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,576,485
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	444,686

7

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
PNC Bank NA Senior Notes 2.60% due 07/21/2020	$2,150,000	$2,131,140
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	856,211

		7,008,522

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,136,460
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,456,171

		3,592,631

Banks-Super Regional — 1.0%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,047,951
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	481,260
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,950,719
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,647,789
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	715,834
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,732,862
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	550,720
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,954,662

		14,081,797

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	3,275,000	3,096,671
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	4,958,978
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,565,856
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	1,995,417

		11,616,922

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.6%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	$2,695,000	$2,627,464
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,565,008
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	602,457
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	198,635
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,312,712
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	940,504

		8,246,780

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,490,963

Computers — 0.2%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,024,933
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,823,604

		2,848,537

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,503,697
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,128,977
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,229,980
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,848,970
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	535,000	498,936
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	1,945,048
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,394,749
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,099,939
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,775,000	4,856,866
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,042,325

8

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	$1,080,000	$1,186,239
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,200,000	3,991,671
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,095,727

		32,823,124

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,214,946
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,000,000	3,213,421

		4,428,367

Electric-Distribution — 0.2%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,317,247

Electric-Integrated — 2.1%
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,436,381
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,189,307
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	1,986,478
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	419,135
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	617,971
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	380,843
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,930,000	1,995,982
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	100,000	75,110
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	106,000	83,949
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	105,000	86,212
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	695,000	599,073
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/2040	3,390,000	3,006,417

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	$2,662,000	$2,467,032
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	605,000	560,567
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/2039	825,000	774,942
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	125,000	118,034
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	739,338
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	271,471
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	180,950
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,375,786
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,830,179
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	853,636
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	428,925
Southern California Edison Co. Senior Notes 6.65% due 04/01/2029	2,080,000	2,316,178
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,693,496

		29,487,392

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,836,548

Gas-Distribution — 0.5%
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	624,839
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,282,002
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,386,686

		7,293,527

Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,110,936
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,792,887

9

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	$965,000	$940,455
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,302,606

		9,146,884

Insurance-Mutual — 0.3%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,532,080

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,062,060
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,693,284

		2,755,344

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,664,971
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,758,374

		7,423,345

Medical-Drugs — 0.7%
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,662,206
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,592,599
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,854,686
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,721,095

		9,830,586

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,366,233
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,179,291
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	1,000,000	1,010,898

		3,556,422

Medical-Hospitals — 0.5%
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	258,482

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Dignity Health Sec. Notes 3.81% due 11/01/2024	$1,242,000	$1,250,489
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,613,040
PeaceHealth Obligated Group Senior Notes 4.79% due 11/15/2048	2,580,000	2,727,467

		6,849,478

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	796,206

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,134,356

Property Trust — 0.3%
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	4,220,000	4,223,303

Real Estate Investment Trusts — 0.4%
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,628,460
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,485,806

		5,114,266

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	5,906,502

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,422,550	1,589,986

Transport-Services — 0.5%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,597,210	1,654,357
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,311,983

		6,966,340

Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,181,063

Total U.S. Corporate Bonds & Notes (cost $220,374,468)		215,456,254

FOREIGN CORPORATE BONDS & NOTES — 10.4%
Banks-Commercial — 6.0%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,498,646

10

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Bank of Montreal Notes 2.50% due 01/11/2022*	$4,000,000	$3,951,916
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,431,897
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	12,200,000	12,269,704
Canadian Imperial Bank of Commerce FRS Senior Notes 3.51% (3 ML+0.72%) due 06/16/2022	2,845,000	2,819,046
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	849,095
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,177,428
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,299,609
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,661,130
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,751,520
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	1,962,265
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,073,270
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,065,156
Nordea Bank Abp FRS Senior Notes 3.42% (3 ML+0.62%) due 09/30/2019*	8,000,000	8,016,164
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,041,533
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,071,659
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,928,410
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,952,594

		85,821,042

Diversified Banking Institutions — 2.2%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,108,232
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	375,852

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	$2,025,000	$1,905,681
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	2,000,000	1,842,244
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,748,852
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,149,785
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,074,509
Credit Suisse Group AG FRS Senior Notes 4.02% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,668,845
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,645,718
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,268,260
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,175,109
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,745,542
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,914,007

		31,622,636

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,434,222

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	487,326
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,143,840
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,063,990

		5,695,156

Electric-Distribution — 0.4%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	2,940,429
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,658,670

		5,599,099

11

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	$2,240,000	$2,104,619

Oil Companies-Exploration & Production — 0.6%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	679,388
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,590,449
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	2,956,091

		9,225,928

Oil Companies-Integrated — 0.3%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	986,040
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	205,012
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	471,168
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,241,689

		3,903,909

Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,366,988

Total Foreign Corporate Bonds & Notes (cost $151,551,433)		148,773,599

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Banks-Export/Import — 0.2%
Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,761,097

Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,454,215

Sovereign — 1.6%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,708,533
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,306,686
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	1,690,000	1,675,084

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
State of Qatar Senior Bonds 2.38% due 06/02/2021*	$11,060,000	$10,798,874
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,372,786
State of Qatar Senior Notes 5.10% due 04/23/2048*	1,380,000	1,449,345

		22,311,308

Total Foreign Government Obligations (cost $28,026,239)		28,526,620

MUNICIPAL BONDS & NOTES — 2.8%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,975,000	2,064,250
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,095,665
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	170,000	179,707
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,046,814
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	185,236
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,352,031
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,581,099
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,095,898
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,474,000	1,558,372
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	347,000	380,853
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	2,958,529
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,022,124

12

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	$885,000	$1,155,509
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	1,215,000	1,143,643
South Carolina Public Service Authority Revenue Bonds Series C 6.45% due 01/01/2050	1,565,000	1,983,559
State of California General Obligation Bonds 7.35% due 11/01/2039	1,970,000	2,719,565
State of California General Obligation Bonds 7.55% due 04/01/2039	250,000	358,138
State of Connecticut General Obligation Bonds 2.99% due 01/15/2023	4,275,000	4,235,585
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,778,275
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,858,408
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,698,983

Total Municipal Bonds & Notes (cost $37,738,832)		39,452,243

U.S. GOVERNMENT AGENCIES — 37.3%
Federal Home Loan Mtg. Corp. — 20.9%
2.50% due 10/01/2031	6,473,221	6,320,659
3.00% due 06/01/2046	9,636,986	9,403,997
3.00% due 09/01/2046	30,613,589	29,873,447
3.00% due 10/01/2046	2,234,739	2,180,711
3.00% due 11/01/2046	32,904,542	32,124,329
3.00% due 12/01/2046	53,295,102	51,977,693
3.00% due 01/01/2047	428,756	418,318
3.00% due 02/01/2047	2,455,043	2,393,020
3.00% due January 15 TBA	17,300,000	17,238,779
3.50% due 08/01/2047	28,547,114	28,564,424
3.50% due 10/01/2047	20,735,783	20,736,308
3.50% due 05/01/2048	2,544,981	2,544,406
3.50% due 08/01/2048	32,221,075	32,212,543
3.50% due 09/01/2048	13,004,907	13,001,464
3.50% due 10/01/2048	118,188	118,155
3.50% due 11/01/2048	8,348,028	8,345,656
3.50% due January 15 TBA	3,000,000	3,037,910
4.00% due 09/01/2026	675,468	693,524
4.00% due 12/01/2040	4,803,378	4,942,378
4.00% due 11/01/2048	14,222,815	14,502,423
5.50% due January 30 TBA	2,000,000	2,112,108
6.00% due 12/01/2039	252,956	273,040
7.50% due 05/01/2027	849	951

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B
3.15% due 04/25/2046*(1)(4)	$485,000	$483,959
Series 2013-K712, Class B
3.36% due 05/25/2045*(1)(4)	780,000	779,221
Series 2010-K7, Class B
5.50% due 04/25/2020*(1)(4)	1,115,000	1,143,779
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA
3.00% due 06/15/2045(2)	7,859,309	7,839,860
Series 4758, Class CA
3.00% due 07/15/2047(2)	5,215,402	5,192,590

		298,455,652

Federal National Mtg. Assoc. — 13.0%
2.00% due 09/01/2031	408,654	391,149
2.00% due 11/01/2031	476,563	456,145
2.00% due 12/01/2031	1,503,212	1,438,765
2.47% due 05/01/2025	3,340,289	3,253,708
2.50% due 03/01/2030	6,185,044	6,056,211
2.50% due January 30 TBA	1,800,000	1,699,453
2.68% due 05/01/2025	6,000,000	5,904,503
2.81% due 07/01/2025	6,000,000	5,946,551
2.98% due 07/01/2022	6,825,409	6,868,472
2.99% due 10/01/2025	2,108,175	2,108,030
3.00% due 05/01/2027	591,274	593,124
3.00% due 06/01/2027	280,259	281,132
3.00% due 08/01/2027	190,114	190,620
3.00% due 10/01/2046	22,372,084	21,846,825
3.00% due January 15 TBA	2,000,000	1,995,039
3.01% due 12/01/2024	3,722,168	3,732,371
3.09% due 10/01/2025	1,015,763	1,021,658
3.12% due 05/01/2033	2,728,928	2,664,980
3.33% due 07/01/2022	5,294,000	5,413,552
3.50% due 11/01/2047	6,182,195	6,182,617
3.50% due 03/01/2048	5,369,805	5,370,195
3.50% due 08/01/2048	90,597	90,606
3.50% due 09/01/2048	641,094	641,161
3.50% due 10/01/2048	4,187,168	4,187,608
3.50% due 11/01/2048	429,896	429,942
3.50% due January 15 TBA	7,350,000	7,438,286
4.00% due 09/01/2026	4,236,810	4,340,667
4.00% due 01/01/2046	7,960,074	8,122,584
4.00% due 02/01/2046	8,425,653	8,597,701
4.00% due 07/01/2048	228,306	232,778
4.00% due 08/01/2048	499,253	509,035
4.00% due 09/01/2048	3,722,355	3,795,281
4.00% due January 30 TBA	4,500,000	4,587,188
4.50% due 11/01/2026	796,965	820,076
4.50% due 01/01/2027	665,272	685,231
4.50% due 05/01/2039	36,143	37,847
4.50% due 06/01/2039	64,842	67,151
4.50% due 08/01/2039	9,044	9,471
4.50% due 11/01/2040	737,323	763,644
4.50% due 12/01/2040	242,524	254,030
4.50% due 07/01/2041	411,686	429,883
4.50% due 06/01/2043	220,000	228,794
4.50% due 10/01/2043	212,710	220,305
4.50% due 11/01/2043	73,401	76,010
5.00% due January 30 TBA	20,000,000	20,948,438
5.50% due 03/01/2038	556,500	592,697
5.50% due 06/01/2038	35,315	37,611

13

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 08/01/2038	$36,009	$38,384
5.50% due 09/01/2039	19,096	20,314
5.50% due 05/01/2040	1,902	2,012
5.50% due 06/01/2040	10,079	10,823
5.50% due January 30 TBA	9,700,000	10,263,813
6.50% due 02/01/2038	58,199	65,658
6.50% due 10/01/2039	63,624	71,402
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(1)(4)	10,285,000	10,108,082
Federal National Mtg. Assoc. REMIC
Series 2018-80, Class GD
3.50% due 12/25/2047(2)	4,017,003	4,063,192
Series 2018-77, Class PA
3.50% due 02/25/2048(2)	6,620,633	6,698,775
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA
2.70% (1 ML+0.40%)
due 10/25/2024(4)	1,878,814	1,876,326
Series 2017-M5, Class FA
2.79% (1 ML+0.49%)
due 04/25/2024(4)	750,029	752,144

		185,530,050

Government National Mtg. Assoc. — 3.2%
4.00% due 02/15/2041	850,718	874,604
4.00% due 09/15/2041	760,998	784,498
4.00% due 02/15/2042	8,062	8,266
4.00% due 08/15/2042	142,754	147,330
4.00% due 11/20/2048	25,595,941	26,225,791
4.50% due 05/15/2040	527,777	551,329
4.50% due 06/15/2040	615,349	642,655
4.50% due 07/15/2040	1,096,269	1,144,718
4.50% due 05/15/2042	149,928	156,347
4.50% due January 30 TBA	3,025,000	3,130,107
5.00% due 07/15/2033	991,636	1,050,708
5.00% due 10/15/2033	60,052	63,028
5.00% due 11/15/2033	9,725	10,260
5.00% due 12/15/2033	18,681	19,544
5.00% due 01/15/2034	117,552	123,303
5.00% due 02/15/2034	60,094	62,458
5.00% due 03/15/2034	4,525	4,703
5.00% due 05/15/2034	8,802	9,371
5.00% due 06/15/2035	6,050	6,412
5.00% due 09/15/2035	72,718	77,351
5.00% due 11/15/2035	22,673	23,803
5.00% due 12/15/2035	18,304	19,255
5.00% due 02/15/2036	8,594	8,933
5.00% due 03/15/2036	9,534	9,911
5.00% due 09/15/2036	2,060	2,141
5.00% due 05/15/2038	8,911	9,266
5.00% due 07/15/2038	83,212	86,520
5.00% due 08/15/2038	25,582	27,113
5.00% due 11/15/2038	69,978	74,170
5.00% due 12/15/2038	269,049	285,105
5.00% due 06/15/2039	351,857	372,971
5.00% due 08/15/2039	89,407	94,743
5.00% due 07/15/2040	43,282	44,996
5.00% due 04/15/2041	214,405	227,189
5.50% due 10/15/2032	1,248	1,329
5.50% due 02/15/2033	60,336	64,065
5.50% due 05/15/2033	43,809	47,279

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 06/15/2033	$55,329	$59,537
5.50% due 07/15/2033	10,145	10,850
5.50% due 08/15/2033	6,571	6,977
5.50% due 09/15/2033	3,421	3,668
5.50% due 11/15/2033	99,077	105,987
5.50% due 01/15/2034	14,496	15,682
5.50% due 02/15/2034	48,578	52,041
5.50% due 03/15/2034	449,739	484,671
5.50% due 04/15/2034	19,648	21,261
5.50% due 05/15/2034	39,527	42,576
5.50% due 06/15/2034	10,970	11,679
5.50% due 07/15/2034	9,368	9,951
5.50% due 08/15/2034	12,387	13,156
5.50% due 09/15/2034	147,690	156,817
5.50% due 10/15/2034	158,078	168,413
5.50% due 04/15/2036	45,006	47,981
6.00% due 06/15/2028	11,753	12,610
6.00% due 08/15/2028	24,033	25,784
6.00% due 09/15/2028	29,940	32,120
6.00% due 10/15/2028	9,541	10,236
6.00% due 12/15/2028	36,968	40,030
6.00% due 04/15/2029	1,959	2,101
6.00% due 01/15/2032	6,362	6,917
6.00% due 02/15/2032	233	250
6.00% due 07/15/2032	6,468	6,939
6.00% due 09/15/2032	10,760	11,543
6.00% due 10/15/2032	162,676	175,805
6.00% due 11/15/2032	8,084	8,673
6.00% due 01/15/2033	1,968	2,112
6.00% due 02/15/2033	8,335	9,263
6.00% due 03/15/2033	19,617	21,046
6.00% due 04/15/2033	44,032	47,239
6.00% due 05/15/2033	76,566	82,144
6.00% due 12/15/2033	19,556	21,288
6.00% due 08/15/2034	3,363	3,634
6.00% due 09/15/2034	73,814	79,191
6.00% due 10/15/2034	34,999	37,621
6.00% due 05/15/2036	17,992	19,559
6.00% due 06/15/2036	205,788	225,405
6.00% due 07/15/2036	2,622,086	2,852,676
6.00% due 08/15/2036	60,956	65,677
6.00% due 12/15/2036	131,954	142,719
6.00% due 02/15/2037	52,366	56,931
6.00% due 08/15/2037	44,288	47,514
6.00% due 01/15/2038	208,259	226,501
6.00% due 03/15/2038	128,708	138,083
6.00% due 07/15/2038	78,267	83,968
6.00% due 08/15/2038	192,553	206,921
6.00% due 09/15/2038	331,569	357,364
6.00% due 10/15/2038	438,958	474,961
6.00% due 11/15/2038	172,265	184,822
6.00% due 12/15/2038	162,142	173,958
6.00% due 01/15/2039	129,271	140,470
6.00% due 02/15/2039	107,704	115,549
6.00% due 04/15/2039	73,174	78,504
6.00% due 12/15/2039	106,567	114,330
6.00% due 03/15/2040	194,064	208,200
6.00% due 04/15/2040	42,974	46,104
6.00% due 06/15/2041	146,093	156,735
6.50% due 06/15/2023	2,096	2,257
6.50% due 07/15/2023	9,771	10,523
6.50% due 08/15/2023	1,319	1,420
6.50% due 10/15/2023	6,034	6,497

14

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 11/15/2023	$10,586	$11,399
6.50% due 12/15/2023	29,651	31,932
6.50% due 02/15/2027	1,086	1,185
6.50% due 12/15/2027	1,498	1,613
6.50% due 01/15/2028	15,396	16,579
6.50% due 02/15/2028	6,521	7,024
6.50% due 03/15/2028	19,989	21,726
6.50% due 04/15/2028	10,413	11,238
6.50% due 05/15/2028	35,236	37,946
6.50% due 06/15/2028	41,749	45,151
6.50% due 07/15/2028	48,124	51,827
6.50% due 08/15/2028	29,531	32,018
6.50% due 09/15/2028	44,280	47,703
6.50% due 10/15/2028	36,590	39,544
6.50% due 11/15/2028	41,533	45,012
6.50% due 12/15/2028	34,875	37,722
6.50% due 02/15/2029	5,140	5,535
6.50% due 03/15/2029	13,813	14,875
6.50% due 04/15/2029	6,567	7,073
6.50% due 05/15/2029	53,254	57,350
6.50% due 06/15/2029	6,097	6,566
6.50% due 03/15/2031	2,640	2,843
6.50% due 04/15/2031	519	588
6.50% due 05/15/2031	55,686	60,110
6.50% due 06/15/2031	39,356	42,383
6.50% due 07/15/2031	115,498	126,229
6.50% due 08/15/2031	18,827	20,295
6.50% due 09/15/2031	73,801	79,478
6.50% due 10/15/2031	30,041	33,090
6.50% due 11/15/2031	30,015	32,324
6.50% due 01/15/2032	109,207	118,104
6.50% due 02/15/2032	43,818	47,188
6.50% due 04/15/2032	12,049	12,976
6.50% due 05/15/2032	15,188	16,357
7.00% due 11/15/2031	19,499	21,410
7.00% due 03/15/2032	15,399	17,349
7.00% due 01/15/2033	20,299	23,131
7.00% due 05/15/2033	53,382	60,565
7.00% due 07/15/2033	37,773	42,487
7.00% due 11/15/2033	53,224	60,431
8.00% due 10/15/2029	365	366
8.00% due 12/15/2029	1,704	1,707
8.00% due 01/15/2030	14,879	15,306
8.00% due 03/15/2030	113	113
8.00% due 04/15/2030	15,952	16,077
8.00% due 08/15/2030	1,435	1,438
8.00% due 09/15/2030	18,874	19,224
8.00% due 11/15/2030	1,613	1,688
8.00% due 02/15/2031	34,688	36,775
8.00% due 03/15/2031	9,732	9,782
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	36,062	38,721
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	226,062	249,834
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	101,141	113,224

		46,329,624

Security Description	Principal Amount	Value (Note 2)
Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	$2,500,000	$2,401,281

Total U.S. Government Agencies (cost $538,270,060)		532,716,607

U.S. GOVERNMENT TREASURIES — 24.2%
United States Treasury Bonds — 7.6%
2.50% due 02/15/2045	10,270,000	9,307,187
2.50% due 05/15/2046(6)	915,000	825,180
2.75% due 08/15/2047	3,415,000	3,234,245
2.75% due 11/15/2047	19,733,000	18,671,580
2.88% due 05/15/2043	31,130,000	30,389,447
2.88% due 08/15/2045	6,205,000	6,043,573
3.00% due 11/15/2044	1,790,000	1,787,273
3.00% due 02/15/2047	6,965,000	6,945,411
3.00% due 02/15/2048	7,225,000	7,186,335
3.00% due 08/15/2048	6,080,000	6,051,263
3.38% due 05/15/2044	2,895,000	3,083,401
3.63% due 02/15/2044	13,550,000	15,009,801

		108,534,696

United States Treasury Notes — 16.6%
0.38% due 01/15/2027 TIPS(5)	45,463,827	43,182,940
0.50% due 01/15/2028 TIPS(5)	43,056,720	41,090,015
1.38% due 09/30/2020	5,000,000	4,901,758
1.50% due 03/31/2023	23,610,000	22,663,756
1.63% due 06/30/2020	24,930,000	24,593,056
1.75% due 06/30/2022	18,000,000	17,564,063
1.88% due 04/30/2022	3,875,000	3,800,830
1.88% due 07/31/2022	4,000,000	3,917,031
2.00% due 11/30/2020	8,980,000	8,896,865
2.13% due 12/31/2022	23,290,000	22,961,575
2.63% due 06/30/2023	13,360,000	13,429,409
2.88% due 09/30/2023	14,325,000	14,557,781
2.88% due 10/31/2023	12,000,000	12,199,687
3.00% due 09/30/2025	2,255,000	2,312,872

		236,071,638

Total U.S. Government Treasuries (cost $346,670,743)		344,606,334

Total Long-Term Investment Securities (cost $1,477,933,376)		1,463,481,041

REPURCHASE AGREEMENTS — 5.4%
Bank of America Securities LLC Joint Repurchase Agreement(7)	16,255,000	16,255,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	13,535,000	13,535,000
BNP Paribas SA Joint Repurchase Agreement(7)	16,245,000	16,245,000
Deutsche Bank AG Joint Repurchase Agreement(7)	15,320,000	15,320,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	16,245,000	16,245,000

Total Repurchase Agreements (cost $77,600,000)		77,600,000

TOTAL INVESTMENTS (cost $1,555,533,376)(8)	108.0%	1,541,081,041
Liabilities in excess of other assets	(8.0)	(114,511,074)

NET ASSETS	100.0%	$1,426,569,967

15

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $337,899,556 representing 23.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 6 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

188	Long	U.S. Treasury 5 Year Notes	March 2019	$21,210,250	$21,561,250	$351,000

31	Short	U.S. Treasury 10 Year Notes	March 2019	3,727,156	3,782,484	(55,328)

193	Short	U.S. 10 Year Ultra Futures	March 2019	24,321,015	25,105,078	(784,063)

						$(488,391)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$153,949,384	$—	$153,949,384
U.S. Corporate Bonds & Notes	—	215,456,254	—	215,456,254
Foreign Corporate Bonds & Notes	—	148,773,599	—	148,773,599
Foreign Government Obligations	—	28,526,620	—	28,526,620
Municipal Bond & Notes	—	39,452,243	—	39,452,243
U.S. Government Agencies	—	532,716,607	—	532,716,607
U.S. Government Treasuries	—	344,606,334	—	344,606,334
Repurchase Agreements	—	77,600,000	—	77,600,000

Total Investments at Value	$—	$1,541,081,041	$—	$1,541,081,041

Other Financial Instruments:+

Futures Contracts	$351,000	$—	$—	$351,000

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$839,391	$—	$—	$839,391

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

16

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.9%
Diversified Financial Services	5.7
Diversified Banking Institutions	3.8
Electric-Integrated	3.8
Real Estate Investment Trusts	3.8
Exchange-Traded Funds	3.6
Medical-Drugs	3.3
Federal Home Loan Mtg. Corp.	3.0
Repurchase Agreements	2.5
Banks-Super Regional	2.4
Medical Instruments	2.1
Pipelines	1.9
Banks-Commercial	1.9
Oil Companies-Integrated	1.6
Government National Mtg. Assoc.	1.6
Enterprise Software/Service	1.4
Oil Companies-Exploration & Production	1.4
Applications Software	1.3
Computers	1.3
Airlines	1.2
Cellular Telecom	1.2
Finance-Credit Card	1.1
Insurance-Property/Casualty	1.1
Beverages-Non-alcoholic	1.1
Medical-Biomedical/Gene	1.1
Medical Products	1.0
E-Commerce/Products	1.0
Chemicals-Specialty	1.0
Finance-Other Services	1.0
Oil Refining & Marketing	1.0
Non-Hazardous Waste Disposal	0.9
Toys	0.9
Medical-Hospitals	0.9
Chemicals-Diversified	0.9
Telecom Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Insurance-Multi-line	0.8
Web Portals/ISP	0.8
Auto-Cars/Light Trucks	0.7
Electronic Components-Semiconductors	0.7
Soap & Cleaning Preparation	0.7
Brewery	0.7
Aerospace/Defense	0.6
United States Treasury Bonds	0.6
Semiconductor Components-Integrated Circuits	0.6
Rental Auto/Equipment	0.6
Distribution/Wholesale	0.5
Multimedia	0.5
Semiconductor Equipment	0.5
Food-Misc./Diversified	0.5
Electric-Distribution	0.5
Oil-Field Services	0.5
Diversified Manufacturing Operations	0.5
Medical-HMO	0.5
Steel-Specialty	0.5
Insurance-Reinsurance	0.5
Gas-Distribution	0.5
Telephone-Integrated	0.5
Containers-Paper/Plastic	0.4
Physical Therapy/Rehabilitation Centers	0.4
Oil & Gas Drilling	0.4

Real Estate Management/Services	0.4%
Banks-Fiduciary	0.4
Auto-Heavy Duty Trucks	0.4
Diagnostic Equipment	0.4
Retail-Restaurants	0.4
Food-Meat Products	0.4
Data Processing/Management	0.4
Rubber-Tires	0.4
Electronic Forms	0.4
SupraNational Banks	0.4
Electric-Transmission	0.4
Security Services	0.4
Machinery-Farming	0.4
Textile-Apparel	0.3
Tools-Hand Held	0.3
Hotels/Motels	0.3
Computer Software	0.3
Insurance-Mutual	0.3
Cable/Satellite TV	0.3
Office Automation & Equipment	0.3
Storage/Warehousing	0.3
Pharmacy Services	0.3
Private Equity	0.3
Computer Services	0.3
Networking Products	0.3
E-Commerce/Services	0.3
Television	0.3
Retail-Apparel/Shoe	0.3
Investment Management/Advisor Services	0.3
Agricultural Chemicals	0.3
United States Treasury Notes	0.2
Electric Products-Misc.	0.2
Commercial Services-Finance	0.2
Apparel Manufacturers	0.2
Machine Tools & Related Products	0.2
Building & Construction Products-Misc.	0.2
Retail-Discount	0.2
Beverages-Wine/Spirits	0.2
Transport-Services	0.2
Savings & Loans/Thrifts	0.2
Electronic Parts Distribution	0.2
Food-Dairy Products	0.2
Transport-Rail	0.2
Batteries/Battery Systems	0.2
Internet Content-Entertainment	0.2
Human Resources	0.2
Food-Retail	0.2
Independent Power Producers	0.2
Auction Houses/Art Dealers	0.2
Investment Companies	0.2
Building-Mobile Home/Manufactured Housing	0.2
Casino Hotels	0.2
Web Hosting/Design	0.2
Vitamins & Nutrition Products	0.2
Aerospace/Defense-Equipment	0.2
Electronic Components-Misc.	0.1
Home Decoration Products	0.1
Office Supplies & Forms	0.1
Finance-Investment Banker/Broker	0.1
Transport-Marine	0.1
Instruments-Controls	0.1

17

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO PROFILE — December 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Industrial Gases	0.1%
Commercial Services	0.1
Machinery-General Industrial	0.1
Cosmetics & Toiletries	0.1
Office Furnishings-Original	0.1
Satellite Telecom	0.1
Disposable Medical Products	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

18

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 52.1%
Aerospace/Defense — 0.5%
Boeing Co.	968	$312,180
MSA Safety, Inc.	520	49,020
Northrop Grumman Corp.	1,755	429,800

		791,000

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	77,000	175,560

Airlines — 0.8%
Alaska Air Group, Inc.	11,441	696,185
Copa Holdings SA, Class A	4,300	338,453
Delta Air Lines, Inc.	6,196	309,180
Hawaiian Holdings, Inc.	1,327	35,046

		1,378,864

Apparel Manufacturers — 0.1%
VF Corp.	2,408	171,787

Applications Software — 1.3%
Microsoft Corp.	16,861	1,712,572
Red Hat, Inc.†	2,235	392,555

		2,105,127

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	9,000	294,480

Auto-Cars/Light Trucks — 0.3%
Nissan Motor Co., Ltd. ADR	33,000	526,020

Auto-Heavy Duty Trucks — 0.4%
NFI Group, Inc.	3,147	78,468
PACCAR, Inc.	5,886	336,326
Volvo AB ADR	22,000	286,660

		701,454

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	9,684	680,108
Linamar Corp.	1,803	59,827
Magna International, Inc.	10,525	478,361

		1,218,296

Banks-Commercial — 1.4%
Banco Bilbao Vizcaya Argentaria SA ADR	70,000	370,300
Bank OZK	7,729	176,453
BOK Financial Corp.	450	32,999
Cullen/Frost Bankers, Inc.	5,492	482,966
East West Bancorp, Inc.	9,704	422,415
Hope Bancorp, Inc.	2,768	32,828
ING Groep NV ADR	38,000	405,080
Nordea Bank Abp ADR	40,000	335,600
PacWest Bancorp	2,740	91,187
Washington Trust Bancorp, Inc.	833	39,593

		2,389,421

Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc.	8,096	946,503
SunTrust Banks, Inc.	3,157	159,239
US Bancorp	8,585	392,335

		1,498,077

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	7,378	333,117

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	4,745	$224,676
Keurig Dr Pepper, Inc.	22,949	588,412
PepsiCo, Inc.	6,620	731,378

		1,544,466

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	2,550	361,590

Brewery — 0.4%
Ambev SA ADR	148,000	580,160

Building & Construction Products-Misc. — 0.2%
James Hardie Industries PLC ADR	32,000	375,680

Building-Mobile Home/Manufactured Housing — 0.2%
LCI Industries	639	42,685
Thor Industries, Inc.	4,036	209,872

		252,557

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	9,757	620,643
Telstra Corp., Ltd. ADR	15,000	149,100

		769,743

Chemicals-Diversified — 0.6%
Croda International PLC ADR	13,000	412,230
DowDuPont, Inc.	3,966	212,102
FMC Corp.	2,826	209,011
Huntsman Corp.	2,057	39,680
PPG Industries, Inc.	1,611	164,692

		1,037,715

Chemicals-Specialty — 1.0%
Albemarle Corp.	6,112	471,052
Givaudan SA ADR	6,500	300,820
H.B. Fuller Co.	21,134	901,788

		1,673,660

Coatings/Paint — 0.0%
RPM International, Inc.	554	32,564

Commercial Services — 0.1%
RELX PLC ADR	10,000	205,200

Commercial Services-Finance — 0.2%
Experian PLC ADR	16,000	386,480

Computer Services — 0.1%
Accenture PLC, Class A	1,086	153,137
Leidos Holdings, Inc.	969	51,086

		204,223

Computer Software — 0.0%
j2 Global, Inc.	431	29,903

Computers — 1.0%
Apple, Inc.	10,016	1,579,924

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	477	39,810

Cosmetics & Toiletries — 0.1%
Unilever NV	3,500	188,300

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	113	10,876
Fair Isaac Corp.†	2,236	418,132

19

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management (continued)
Fidelity National Information Services, Inc.	2,242	$229,917

		658,925

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	3,049	682,336

Disposable Medical Products — 0.1%
STERIS PLC	742	79,283

Distribution/Wholesale — 0.5%
KAR Auction Services, Inc.	18,943	903,960

Diversified Banking Institutions — 1.5%
Bank of Nova Scotia	8,132	405,543
BNP Paribas SA ADR	15,000	338,100
JPMorgan Chase & Co.	18,671	1,822,663

		2,566,306

Diversified Manufacturing Operations — 0.5%
3M Co.	726	138,332
Crane Co.	557	40,204
Parker-Hannifin Corp.	1,995	297,535
Siemens AG ADR	6,500	364,520

		840,591

E-Commerce/Products — 0.6%
Alibaba Group Holding, Ltd. ADR†	2,793	382,836
Amazon.com, Inc.†	409	614,306

		997,142

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	260	447,829

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	2,277	390,460

Electric-Distribution — 0.2%
Sempra Energy	3,194	345,559

Electric-Integrated — 2.3%
ALLETE, Inc.	691	52,668
Alliant Energy Corp.	1,549	65,445
CLP Holdings, Ltd. ADR	36,000	406,440
Evergy, Inc.	1,137	64,547
Eversource Energy	11,351	738,269
Fortis, Inc.	672	22,418
NextEra Energy, Inc.	7,624	1,325,204
PNM Resources, Inc.	374	15,368
WEC Energy Group, Inc.	10,743	744,060
Xcel Energy, Inc.	6,929	341,392

		3,775,811

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	304	19,249

Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc.	17,055	1,226,596

Electronic Forms — 0.4%
Adobe, Inc.†	2,793	631,888

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	5,076	349,990

Enterprise Software/Service — 1.0%
Black Knight, Inc.†	24,201	1,090,497

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
SAP SE ADR	5,467	$544,240

		1,634,737

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	283	12,279

Finance-Credit Card — 1.1%
Discover Financial Services	24,102	1,421,536
Visa, Inc., Class A	3,636	479,734

		1,901,270

Finance-Other Services — 0.8%
BGC Partners, Inc., Class A	13,379	69,169
Deutsche Boerse AG ADR	49,000	584,570
Hong Kong Exchanges & Clearing, Ltd. ADR	22,500	644,738

		1,298,477

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,797	68,789

Food-Dairy Products — 0.2%
Danone SA ADR	25,000	349,500

Food-Meat Products — 0.4%
Hormel Foods Corp.	6,777	289,242
Tyson Foods, Inc., Class A	6,944	370,810

		660,052

Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	3,908	112,981
Ingredion, Inc.	418	38,205
Kraft Heinz Co.	3,904	168,028
Orkla ASA ADR	38,000	294,500

		613,714

Food-Retail — 0.2%
Kroger Co.	11,102	305,305

Gas-Distribution — 0.3%
Rubis SCA ADR(8)	44,000	438,240

Golf — 0.0%
Acushnet Holdings Corp.	2,606	54,908

Human Resources — 0.2%
Adecco Group AG ADR	13,640	320,540

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,372	219,589

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,744	230,417

Insurance-Multi-line — 0.7%
Allstate Corp.	3,957	326,967
Chubb, Ltd.	6,645	858,401

		1,185,368

Insurance-Property/Casualty — 1.1%
Beazley PLC	4,342	27,742
Fidelity National Financial, Inc.	42,855	1,347,361
James River Group Holdings, Ltd.	1,763	64,420
Markel Corp.†	340	352,937

		1,792,460

Insurance-Reinsurance — 0.5%
Fairfax Financial Holdings, Ltd.	342	150,507

20

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Swiss Re AG ADR	26,376	$604,274

		754,781

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	2,465	323,137

Investment Companies — 0.2%
Oaktree Capital Group LLC	6,480	257,580

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,073	421,496

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	4,803	378,717

Machinery-Farming — 0.2%
Deere & Co.	1,699	253,440

Machinery-General Industrial — 0.1%
Albany International Corp., Class A	343	21,413
IDEX Corp.	138	17,424
Nordson Corp.	1,354	161,600

		200,437

Medical Instruments — 1.6%
Edwards Lifesciences Corp.†	4,897	750,074
Medtronic PLC	14,726	1,339,477
Teleflex, Inc.	1,913	494,472

		2,584,023

Medical Products — 1.0%
Abbott Laboratories	6,019	435,354
Becton Dickinson and Co.	1,511	340,459
Sonova Holding AG ADR	17,000	557,260
Varian Medical Systems, Inc.†	3,553	402,590

		1,735,663

Medical-Biomedical/Gene — 0.2%
CSL, Ltd. ADR	5,000	323,550

Medical-Drugs — 3.2%
GlaxoSmithKline PLC ADR	2,500	95,525
Johnson & Johnson	1,891	244,034
Merck & Co., Inc.	16,820	1,285,216
Novartis AG ADR	8,950	767,999
Novo Nordisk A/S ADR	7,500	345,525
Pfizer, Inc.	33,567	1,465,200
Roche Holding AG ADR	37,090	1,152,757

		5,356,256

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	3,320	827,078

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	896	111,507
Universal Health Services, Inc., Class B	3,770	439,431

		550,938

Multimedia — 0.5%
Walt Disney Co.	7,922	868,647

Networking Products — 0.3%
Cisco Systems, Inc.	10,336	447,859

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	11,783	874,888

Security Description	Shares	Value (Note 2)
Office Furnishings-Original — 0.1%
HNI Corp.	3,473	$123,048

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,682	240,924

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,622	173,639

Oil Companies-Exploration & Production — 1.0%
Cimarex Energy Co.	13,073	805,951
Occidental Petroleum Corp.	3,509	215,382
Riviera Resources, Inc.†	8,077	127,617
Roan Resources, Inc.†	8,077	67,685
Vermilion Energy, Inc.(TSX)	16,000	337,120
Vermilion Energy, Inc.(NYSE)	2,946	62,062

		1,615,817

Oil Companies-Integrated — 0.9%
Chevron Corp.	2,115	230,091
Exxon Mobil Corp.	2,756	187,931
Royal Dutch Shell PLC, Class B ADR	17,721	1,062,197

		1,480,219

Oil Refining & Marketing — 0.8%
Delek US Holdings, Inc.	711	23,115
HollyFrontier Corp.	2,855	145,947
Marathon Petroleum Corp.	5,766	340,252
Valero Energy Corp.	9,984	748,500

		1,257,814

Oil-Field Services — 0.1%
Core Laboratories NV	3,700	220,742

Pipelines — 0.3%
EnLink Midstream Partners LP	5,140	56,591
Enterprise Products Partners LP	17,786	437,358
Phillips 66 Partners LP	470	19,792
Targa Resources Corp.	1,480	53,309

		567,050

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	203	20,166

Private Equity — 0.3%
KKR & Co, Inc. Class A	23,407	459,479

Radio — 0.0%
Entercom Communications Corp., Class A	3,218	18,375

Real Estate Investment Trusts — 2.3%
Agree Realty Corp.	482	28,496
Alexandria Real Estate Equities, Inc.	8,139	937,938
American Tower Corp.	5,361	848,057
CyrusOne, Inc.	8,690	459,527
Digital Realty Trust, Inc.	3,787	403,505
EastGroup Properties, Inc.	234	21,465
EPR Properties	1,154	73,891
Four Corners Property Trust, Inc.	750	19,650
Host Hotels & Resorts, Inc.	5,084	84,750
Medical Properties Trust, Inc.	4,293	69,031
National Health Investors, Inc.	442	33,389
National Retail Properties, Inc.	677	32,841
Omega Healthcare Investors, Inc.	1,706	59,966
RPT Realty	2,312	27,628
Simon Property Group, Inc.	2,161	363,026

21

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers, Inc.	15,294	$309,245

		3,772,405

Real Estate Management/Services — 0.4%
Daito Trust Construction Co., Ltd. ADR	20,000	684,500
Newmark Group, Inc., Class A	5,355	42,947

		727,447

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	13,683	575,370

Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	3,495	425,027

Retail-Discount — 0.2%
Costco Wholesale Corp.	1,843	375,437

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	658	284,118
Starbucks Corp.	5,847	376,547

		660,665

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	33,000	633,270

Satellite Telecom — 0.1%
Inmarsat PLC ADR	22,437	106,576

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	13,212	352,892

Security Services — 0.4%
Secom Co., Ltd. ADR	28,000	577,080

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	1,736	88,276
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,128	890,564

		978,840

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	6,553	214,545
Kulicke & Soffa Industries, Inc.	2,901	58,803
MKS Instruments, Inc.	1,303	84,187
Teradyne, Inc.	5,297	166,220
Tokyo Electron, Ltd. ADR	12,000	337,920

		861,675

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	9,798	644,316
Reckitt Benckiser Group PLC ADR	36,000	544,680

		1,188,996

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	34,216	591,937

Telecom Services — 0.6%
BCE, Inc.	22,415	886,065
Consolidated Communications Holdings, Inc.	3,252	32,130

		918,195

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	7,522	422,887

Security Description	Shares/ Principal Amount	Value (Note 2)
Television — 0.3%
Nexstar Media Group, Inc., Class A	5,465	$429,768

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	9,000	526,140

Tools-Hand Held — 0.3%
Snap-on, Inc.	3,528	512,583

Toys — 0.9%
Hasbro, Inc.	19,169	1,557,481

Transport-Marine — 0.1%
Kirby Corp.†	3,544	238,724

Transport-Rail — 0.2%
Union Pacific Corp.	2,459	339,908

Transport-Services — 0.2%
Expeditors International of Washington, Inc.	5,185	353,047

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	1,225	1,280,076

Total Common Stocks (cost $83,473,864)		86,588,937

EXCHANGE-TRADED FUNDS — 3.6%
Invesco Trust ETF, Series 1	16,000	2,468,160
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,432,855

Total Exchange-Traded Funds (cost $6,342,048)		5,901,015

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	254,062
Wells Fargo & Co. FRS 6.56% (3 ML+3.77%) due 03/15/2019(1)	250,000	248,438

Total Preferred Securities/Capital Securities (cost $482,384)		502,500

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
ACE Securities Corp. Mtg. Loan Trust VRS Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	87,263	82,335
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	248,138
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	250,000	250,183
BMW Floorplan Master Owner Trust FRS Series 2018-1, Class A2 2.78% (1 ML+0.32%) due 05/15/2023*	250,000	250,000
Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	159,727	159,411
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(3)	200,000	201,645

22

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(4)	$260,257	$278,691
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(2)(3)	250,000	248,114
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	150,000	150,284
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	50,471	50,450
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	228,767	228,544
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 3.47% (1 ML+0.96%) due 05/25/2034(4)	4,373	4,332
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(4)	91,591	90,793
Drug Royalty Series 2014-1, Class A2 3.48% due 07/15/2023*	184,778	184,149
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	243,871
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(3)	268,941	263,359
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(3)	200,000	195,624
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	230,000	241,161
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.97% due 04/10/2047(2)(3)	200,000	199,134
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.39% due 08/10/2044*(2)(3)	200,000	192,889
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(4)	179,877	176,891
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(4)	66,598	65,874
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(4)	203,449	200,851
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.87% due 08/25/2047*(2)(4)	187,854	183,871
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(4)	97,849	96,836

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C5, Class B 4.01% due 03/15/2050(2)(3)	$80,000	$78,914
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 3.04% (3 ML+0.53%) due 01/27/2042	1,016	1,017
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 3.13% (3 ML+0.31%) due 09/27/2035	32,431	32,433
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	84,495	83,206
Navient Student Loan Trust FRS Series 2017-A, Class A1 2.86% (1 ML+0.40%) due 12/16/2058*	167,541	167,480
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(4)	92,107	95,446
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.55% due 08/25/2055*(2)(4)	81,786	87,641
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/16/2023*	250,000	252,443
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(4)	244,958	246,499
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	384	382
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	11,394	11,391
Santander Drive Auto Receivables Trust Series 2018-3, Class A2A 2.78% due 03/15/2021	193,688	193,418
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(4)	102,789	97,300
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(2)(4)	87,430	85,261
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(4)	235,783	233,809
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(4)	191,470	187,203
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(4)	85,675	85,430
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.99% (3 ML+0.20%) due 12/15/2039	128,287	125,990

23

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 3.34% (3 ML+0.55%) due 12/16/2030	$120,921	$120,840
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	154,923
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 3.31% (1 ML+0.85%) due 12/15/2020*	300,000	301,378
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	197,938
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	248,136
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.42% due 12/15/2059(2)(3)	300,000	307,036
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(2)(3)	300,000	298,067
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	70,187	70,032
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 3.98% due 06/15/2046*(2)(3)	300,000	272,075
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(3)	300,000	296,148
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(2)(3)	300,000	308,312
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(3)	300,000	288,739

Total Asset Backed Securities (cost $9,549,288)		9,416,317

U.S. CORPORATE BONDS & NOTES — 22.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	238,546

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	245,334

Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	249,900	253,660
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	91,986	94,999

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	$361,254	$377,466

		726,125

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	209,446

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	227,803
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	253,398
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	249,882

		731,083

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	223,750

Banks-Commercial — 0.3%
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	246,110
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	238,473

		484,583

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	474,769
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	245,656

		720,425

Banks-Super Regional — 1.2%
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	487,644
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	247,837
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	248,433
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	497,598
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	247,577

24

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	$250,000	$240,019

		1,969,108

Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	247,012

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	500,000	463,699

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	238,263
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	256,560

		494,823

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	252,500

Cellular Telecom — 0.6%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	248,788
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	256,562
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	505,000

		1,010,350

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	215,548
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	229,221

		444,769

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	249,685

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	241,732
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	241,270

		483,002

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	$500,000	$492,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	249,375

		741,875

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	243,148
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	240,584
Bank of America Corp. FRS Senior Notes 3.63% (3 ML+1.16%) due 01/20/2023	250,000	249,784
Citigroup, Inc. FRS Senior Notes 4.17% (3 ML+1.43%) due 09/01/2023	200,000	200,111
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	481,908
Goldman Sachs Group, Inc. FRS Senior Notes 3.62% (3 ML+1.11%) due 04/26/2022	250,000	247,188
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	519,046
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	238,347
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	248,335
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	254,505
Morgan Stanley FRS Senior Notes 3.87% (3 ML+1.40%) due 04/21/2021	250,000	251,145
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	246,638
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	276,830

		3,697,569

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023	250,000	242,045
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	488,549

		730,594

25

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	$500,000	$505,777

Electric-Generation — 0.0%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	58,868	62,450

Electric-Integrated — 1.4%
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	463,354
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	199,289
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	557,545
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	242,279
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	900,000

		2,362,467

Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029*	500,000	583,566

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	237,952

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	242,552
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	241,121
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	249,503

		733,176

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	238,897

Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	245,974

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	241,939

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	$250,000	$294,912

Home Decoration Products — 0.1%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	244,330

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	510,000

Independent Power Producers — 0.2%
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(8)	500,000	191,362
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.39% (3 ML+6.50%) due 12/01/2023	108,398	106,230

		297,592

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 3.02% (3 ML+0.63%) due 03/29/2023	250,000	244,886

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	249,589
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	249,049

		498,638

Machinery-Farming — 0.2%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	245,219

Medical Instruments — 0.5%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	248,720
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	511,920

		760,640

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	249,035
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	253,306
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	454,997
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	246,697

26

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	$250,000	$257,999

		1,462,034

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	243,257

Medical-Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	506,250
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	498,750

		1,005,000

Non-Hazardous Waste Disposal — 0.4%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	244,375
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	264,648
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	230,000

		739,023

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	493,750

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	379,751
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	188,750

		568,501

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	248,608
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	218,750
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	237,500

		704,858

Oil Refining & Marketing — 0.2%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	256,657

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.3%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	$500,000	$480,000

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	488,804

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	742,500

Pipelines — 1.5%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	224,794
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	249,140
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	268,073
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	580,561
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	486,250
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	481,601
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	252,049

		2,542,468

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	198,437
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	257,362
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	258,495
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	249,257
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	255,360
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	254,399
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	485,531

27

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	$250,000	$255,917
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	247,044

		2,461,802

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	255,067

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(8)(11)	125,000	0

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	765,000

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	490,000

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	511,227

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	251,250

Vitamins & Nutrition Products — 0.2%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	250,000	246,250

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	247,500

Total U.S. Corporate Bonds & Notes (cost $38,312,698)		37,627,641

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Agricultural Chemicals — 0.2%
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	245,625

Banks-Commercial — 0.2%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	245,810

Cellular Telecom — 0.1%
Vodafone Group PLC FRS Senior Notes 3.43% (3 ML+0.99%) due 01/16/2024	250,000	243,873

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	$250,000	$243,808

Electric-Integrated — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	243,137

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	752,280
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	446,272

		1,198,552

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	146,250

Total Foreign Corporate Bonds & Notes (cost $2,723,435)		2,567,055

U.S. GOVERNMENT AGENCIES — 10.5%
Federal Home Loan Mtg. Corp. — 3.0%
2.75% due 06/19/2023	250,000	251,461
3.00% due 01/01/2033	69,046	68,858
3.00% due 04/01/2035	49,305	49,038
3.00% due 10/01/2042	281,435	276,855
3.00% due 05/01/2043	119,496	117,399
3.00% due 07/01/2045	147,152	144,118
3.50% due 07/01/2042	106,167	106,954
3.50% due 10/01/2042	103,568	104,336
3.50% due 08/01/2043	173,112	174,370
3.50% due 02/01/2044	157,733	158,607
3.50% due 08/01/2045	203,022	204,465
3.50% due 07/01/2046	76,516	76,930
3.50% due 01/01/2047	209,518	210,359
4.00% due 10/01/2045	181,287	186,639
4.00% due 08/01/2047	193,852	199,264
4.00% due 01/01/2048	123,393	127,051
4.00% due 06/01/2048	189,598	194,940
4.50% due 11/01/2043	103,227	108,692
5.00% due 01/01/2034	47,669	50,621
5.00% due 04/01/2035	42,217	44,824
5.00% due 03/01/2048	90,663	97,455
6.00% due 05/01/2031	10,116	11,042
6.00% due 09/01/2032	2,043	2,198
7.50% due 12/01/2030	12,747	13,091
7.50% due 01/01/2031	16,947	18,159
7.50% due 02/01/2031	1,732	1,915
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K058, Class A2 2.65% due 08/25/2026(3)	120,000	115,498
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K069, Class A2 3.19% due 09/25/2027(2)(3)	70,000	69,327

28

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K071, Class A2
3.29% due 11/25/2027(3)	$100,000	$99,671
Series K072, Class A2
3.44% due 12/25/2027(3)	160,000	161,384
Series K074, Class A2
3.60% due 01/25/2028(3)	160,000	163,285
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K075, Class A2 3.65% due 02/25/2028(2)(3)	50,000	51,220
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K076, Class A2 3.90% due 04/25/2028(3)	50,000	52,163
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(4)	97,571	94,537
Series 4033, Class ED
2.50% due 10/15/2036(4)	126,917	126,252
Series 4097, Class HI
3.00% due 08/15/2027(4)(9)	602,113	55,898
Series 4579, Class BA
3.00% due 01/15/2043(4)	103,607	103,445
Series 4343, Class DI
3.50% due 08/15/2040(4)(9)	267,182	30,799
Series 4786, Class DH
3.50% due 07/15/2042(4)	50,000	49,575
Series 4121, Class UI
3.50% due 10/15/2042(4)(9)	396,507	72,395
Series 4650, Class CA
3.50% due 05/15/2043(4)	40,858	41,729
Series 4673, Class NT
3.50% due 09/15/2043(4)	120,000	120,671
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	205,340
Series 4135, Class DI
4.00% due 11/15/2042(4)(9)	219,551	38,135
Series 2015-4440, ClassZX
4.00% due 01/15/2045(4)	116,542	124,104
Series 4463, Class ZA
4.00% due 04/15/2045(4)	57,884	60,941
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(4)	89,232	92,976

		4,928,986

Federal National Mtg. Assoc. — 5.9%
2.00% due 01/05/2022	500,000	492,602
2.00% due 02/01/2032	115,900	110,931
2.38% due 01/19/2023	250,000	248,129
2.50% due 06/01/2027	110,840	109,355
2.50% due 08/01/2028	124,532	122,863
2.50% due 03/01/2030	86,343	84,545
2.75% due 06/22/2021	250,000	251,403
2.88% due 09/12/2023	250,000	252,944
3.00% due 04/01/2027	33,072	33,170

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 05/01/2029	$45,750	$45,780
3.00% due 03/01/2030	98,301	98,367
3.00% due 08/01/2031	143,185	143,280
3.00% due 10/01/2036	102,654	101,550
3.00% due 10/01/2042	106,221	104,493
3.00% due 11/01/2042	175,639	172,741
3.00% due 12/01/2042	253,972	249,721
3.00% due 02/01/2043	94,158	92,561
3.00% due 04/01/2043	142,897	140,299
3.00% due 06/01/2043	173,529	170,668
3.00% due 08/01/2043	137,686	135,399
3.00% due 07/01/2046	208,015	203,132
3.00% due 12/01/2046	85,217	83,216
3.50% due 08/01/2031	69,245	70,209
3.50% due 02/01/2033	126,447	128,187
3.50% due 01/01/2036	155,304	157,331
3.50% due 09/01/2042	114,285	115,177
3.50% due 11/01/2042	147,195	148,341
3.50% due 02/01/2043	52,712	53,202
3.50% due 05/01/2043	121,375	122,503
3.50% due 09/01/2044	77,277	78,000
3.50% due 11/01/2044	127,569	129,236
3.50% due 03/01/2045	125,066	125,655
3.50% due 06/01/2045	66,493	67,085
3.50% due 09/01/2045	67,965	68,273
3.50% due 11/01/2045	149,911	150,910
3.50% due 03/01/2046	96,597	97,388
3.50% due 04/01/2046	152,441	153,602
3.50% due 03/01/2047	150,099	151,039
3.50% due 10/01/2047	184,302	184,873
4.00% due 09/01/2038	58,231	59,833
4.00% due 09/01/2040	140,039	143,995
4.00% due 08/01/2043	155,780	160,961
4.00% due 04/01/2044	177,816	183,730
4.00% due 08/01/2044	117,291	121,185
4.00% due 10/01/2044	162,357	166,426
4.00% due 12/01/2044	93,574	96,687
4.00% due 09/01/2045	72,140	74,539
4.00% due 05/01/2046	177,074	182,489
4.00% due 07/01/2046	78,488	80,975
4.00% due 07/01/2047	87,216	89,751
4.00% due 10/01/2047	89,354	91,866
4.00% due 12/01/2047	90,303	92,975
4.00% due 02/01/2048	94,358	96,945
4.50% due 03/01/2041	168,320	176,305
4.50% due 09/01/2043	322,762	339,903
4.50% due 12/01/2044	147,541	155,405
4.50% due 11/01/2045	166,004	174,424
4.50% due 09/01/2048	197,177	207,330
5.00% due 02/01/2040	119,325	127,805
5.00% due 07/01/2041	144,611	154,902
5.00% due 02/01/2044	138,608	148,063
6.00% due 05/01/2031	4,612	5,023
6.50% due 06/01/2019	191	205
6.50% due 09/01/2024	8,420	9,042
6.50% due 09/01/2025	2,099	2,254
6.50% due 11/01/2025	3,045	3,270
6.50% due 05/01/2026	8,994	9,658
6.50% due 11/01/2027	137	147
6.50% due 01/01/2032	3,038	3,263
7.00% due 05/01/2029	4,022	4,441
7.00% due 09/01/2029	4,811	4,855

29

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.00% due 01/01/2031	$1,857	$1,933
7.50% due 01/01/2031	5,130	5,397
7.50% due 02/01/2031	1,312	1,337
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.54% due 06/25/2045(2)(4)(9)	300,634	16,668
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(4)	35,924	34,976
Series 2013-2, Class BI
2.50% due 02/25/2028(4)(9)	354,864	26,580
Series 2017-54, Class IO
3.00% due 07/25/2032(4)(9)	326,474	41,329
Series 2016-92, Class A
3.00% due 04/25/2042(4)	85,181	84,170
Series 2016-100, Class DA
3.00% due 02/25/2043(4)	61,975	61,684
Series 2016-38, Class NA
3.00% due 01/25/2046(4)	197,571	195,991
Series 2016-30, Class IL
3.50% due 04/25/2034(4)(9)	696,681	90,442
Series 2016-4, Class LI
3.50% due 02/25/2036(4)(9)	423,625	67,715
Series 2015-20, Class EH
3.50% due 11/25/2042(4)	200,000	205,510
Series 2017-66, Class C
3.50% due 08/25/2045(4)	60,000	59,468
Series 2015-12, Class BY
4.00% due 03/25/2045(4)	100,000	106,766
Series 2017-22, Class DZ
4.00% due 04/25/2047(4)	75,067	79,922
Series 2015-18, Class IA
4.50% due 04/25/2045(4)(9)	359,850	84,129
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	65,200	72,900

		9,853,729

Government National Mtg. Assoc. — 1.6%
3.00% due 11/15/2042	227,295	224,864
3.00% due 02/15/2043	165,543	163,773
3.50% due 09/15/2042	126,106	127,605
3.50% due 05/15/2043	63,265	64,017
3.50% due 09/20/2045	127,344	128,378
3.50% due 06/20/2046	158,513	159,643
3.50% due 05/20/2047	92,165	93,352
3.50% due 11/20/2047	97,710	98,339
4.00% due 10/20/2044	130,520	134,048
4.00% due 07/20/2047	93,274	96,201
4.50% due 05/15/2039	38,810	40,542
5.50% due 07/20/2033	72,627	77,575
6.00% due 07/20/2033	50,146	54,346
6.50% due 12/15/2023	7,205	7,759
6.50% due 03/20/2027	433	434
6.50% due 04/20/2027	6,138	6,308
7.00% due 12/15/2022	1,486	1,488
7.00% due 05/15/2023	337	337
7.00% due 12/15/2023	1,527	1,611
7.00% due 04/15/2028	8,785	8,938
7.50% due 08/15/2030	11,906	12,047
7.50% due 09/15/2030	3,874	3,969
7.50% due 01/15/2031	9,003	9,932

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO 0.52% due 06/16/2060(2)(3)(9)	$398,193	$22,531
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(3)(9)	981,209	57,006
Series 2013-101, Class IO 0.61% due 10/16/2054(2)(3)(9)	2,045,548	62,299
Series 2013-57, Class IO 0.69% due 06/16/2054(2)(3)(9)	2,079,419	64,905
Series 2013-30, Class IO 0.80% due 09/16/2053(2)(3)(9)	1,328,247	55,256
Series 2012-139, Class IO 0.81% due 02/16/2053(2)(3)(9)	3,363,725	176,471
Series 2013-40, Class IO 0.82% due 06/16/2054(2)(3)(9)	1,043,492	42,851
Series 2014-135, Class IO 0.82% due 01/16/2056(2)(3)(9)	671,384	34,941
Series 2013-68, Class IO 0.89% due 02/16/2046(2)(3)(9)	894,512	41,823
Series 2013-80, Class IO 0.90% due 03/16/2052(2)(3)(9)	1,282,632	74,862
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH
2.60% due 05/16/2059(3)	97,828	92,153
Series 2017-190, Class AD
2.60% due 03/16/2060(3)	97,198	91,780
Series 2017-56, Class NZ
3.00% due 04/20/2047(4)	52,560	47,072
Series 2015-63, Class ZB
3.25% due 05/20/2045(4)	90,295	91,684
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	39,642	39,734
Series 2018-155, Class LM
3.50% due 11/20/2045(4)	70,000	69,634
Series 2017-45, Class KI
4.00% due 10/20/2043(4)(9)	636,513	89,825

		2,670,333

Total U.S. Government Agencies (cost $18,045,599)		17,453,048

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Bonds — 0.6%
2.25% due 08/15/2046	250,000	213,662
3.00% due 11/15/2044	250,000	249,619
3.13% due 05/15/2021	100,000	101,485
4.25% due 11/15/2040	165,000	199,392
5.25% due 11/15/2028	100,000	121,797
6.25% due 08/15/2023	80,000	92,925

		978,880

United States Treasury Notes — 0.2%
1.13% due 03/31/2020	70,000	68,783
2.13% due 12/31/2022	80,000	78,872
2.88% due 10/31/2020	250,000	251,562

		399,217

Total U.S. Government Treasuries (cost $1,456,564)		1,378,097

30

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(5)(6)(7) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS 2nd Lien 11.35% (1 ML+9.00%) due 01/20/2025	$500,000	$470,000

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 6.03% (3 ML+3.50%) due 10/31/2024	248,750	240,821

Total Loans (cost $742,012)		710,821

Total Long-Term Investment Securities (cost $161,127,892)		162,145,431

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of 4,217,117 collateralized by $4,315,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2045 and having an approximate value of $4,304,597 (cost $4,217,000)	4,217,000	4,217,000

TOTAL INVESTMENTS (cost $165,344,892)(10)	100.0%	166,362,431
Liabilities in excess of other assets	(0.0)	(67,169)

NET ASSETS	100.0%	$166,295,262

#	See Note 1.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $11,024,733 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $629,602 representing 0.4% of net assets.
(9)	Interest Only
(10)	See Note 6 for cost of investments on a tax basis.
(11)	Securities classified as Level 3 (See Note 2).

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

31

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$86,561,195	$27,742	**	$—	$86,588,937
Exchange-Traded Funds	5,901,015	—		—	5,901,015
Preferred Securities/Capital Securities	—	502,500		—	502,500
Asset Backed Securities	—	9,416,317		—	9,416,317
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts . . . . . . . . . .	—	—		0	0
Other Industries . . . . . . . . . . . . . . . . . .	—	37,627,641		—	37,627,641
Foreign Corporate Bonds & Notes	—	2,567,055		—	2,567,055
U.S. Government Agencies	—	17,453,048		—	17,453,048
U.S. Government Treasuries	—	1,378,097		—	1,378,097
Loans	—	710,821		—	710,821
Repurchase Agreements	—	4,217,000		—	4,217,000

Total Investments at Value	$92,462,210	$73,900,221		$0	$166,362,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

32

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.7%
Applications Software	7.3
Medical-Biomedical/Gene	5.6
Enterprise Software/Service	5.4
Internet Content-Entertainment	3.7
E-Commerce/Services	3.6
Commercial Services-Finance	3.4
Medical Products	2.9
Resorts/Theme Parks	2.6
Beverages-Non-alcoholic	2.4
Multimedia	2.4
Dental Supplies & Equipment	2.4
Commercial Services	2.3
Finance-Investment Banker/Broker	2.2
Web Hosting/Design	2.2
Schools	2.0
Food-Misc./Diversified	2.0
Electronic Forms	2.0
Machinery-General Industrial	1.9
Finance-Credit Card	1.9
Medical Instruments	1.7
Internet Content-Information/News	1.6
Oil Companies-Exploration & Production	1.6
Drug Delivery Systems	1.5
Repurchase Agreements	1.5
Aerospace/Defense-Equipment	1.4
Patient Monitoring Equipment	1.3
Recreational Centers	1.3
Entertainment Software	1.3
Office Automation & Equipment	1.2
Electronic Components-Semiconductors	1.2
Real Estate Investment Trusts	1.2
Transport-Rail	1.1
Computer Aided Design	1.0
Auto-Cars/Light Trucks	1.0
Casino Hotels	1.0
Computer Software	1.0
Building Products-Cement	1.0
Cruise Lines	1.0
Web Portals/ISP	1.0
Medical-Drugs	0.9
Retail-Floor Coverings	0.9
Recreational Vehicles	0.8
Apparel Manufacturers	0.8
Computers-Periphery Equipment	0.8
Hotels/Motels	0.7
Lighting Products & Systems	0.6
Semiconductor Equipment	0.5
Veterinary Diagnostics	0.1

98.9%

*	Calculated as a percentage of net assets

33

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Aerospace/Defense-Equipment — 1.4%
Harris Corp.	135,009	$18,178,962

Apparel Manufacturers — 0.8%
Under Armour, Inc., Class A†	146,847	2,594,786
Under Armour, Inc., Class C†	474,706	7,675,996

		10,270,782

Applications Software — 7.1%
salesforce.com, Inc.†	386,767	52,975,476
ServiceNow, Inc.†	218,010	38,816,680

		91,792,156

Auto-Cars/Light Trucks — 1.0%
Tesla, Inc.†	39,496	13,144,269

Beverages-Non-alcoholic — 2.4%
Monster Beverage Corp.†	645,670	31,779,877

Building Products-Cement — 1.0%
Vulcan Materials Co.	125,306	12,380,233

Casino Hotels — 1.0%
Melco Resorts & Entertainment, Ltd. ADR	735,847	12,965,624

Commercial Services — 2.3%
CoStar Group, Inc.†	88,456	29,839,747

Commercial Services-Finance — 3.4%
PayPal Holdings, Inc.†	519,947	43,722,343

Computer Aided Design — 1.0%
Autodesk, Inc.†	104,344	13,419,682

Computer Software — 1.0%
Splunk, Inc.†	122,742	12,869,499

Computers-Periphery Equipment — 0.8%
Logitech International SA	13,718	429,099
Logitech International SA(SIX)	311,271	9,835,075

		10,264,174

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	291,745	12,367,070

Dental Supplies & Equipment — 2.4%
Align Technology, Inc.†	149,466	31,302,664

Drug Delivery Systems — 1.5%
DexCom, Inc.†	167,323	20,045,295

E-Commerce/Products — 9.5%
Amazon.com, Inc.†	69,041	103,697,511
Wayfair, Inc., Class A†	212,186	19,113,715

		122,811,226

E-Commerce/Services — 1.6%
TripAdvisor, Inc.†	132,087	7,124,773
Upwork, Inc.†	12,900	233,619
Zillow Group, Inc., Class C†	416,391	13,149,628

		20,508,020

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	812,611	15,000,799

Electronic Forms — 2.0%
Adobe, Inc.†	113,667	25,716,022
DocuSign, Inc. CVR†(1)(2)	55,398	124,646

		25,840,668

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 5.4%
Guidewire Software, Inc.†	344,637	$27,650,227
Workday, Inc., Class A†	269,359	43,011,245

		70,661,472

Entertainment Software — 1.3%
DraftKings, Inc. †(1)(2)(3)	1,438,464	3,667,450
Take-Two Interactive Software, Inc.†	123,797	12,743,663

		16,411,113

Finance-Credit Card — 1.9%
American Express Co.	259,500	24,735,540

Finance-Investment Banker/Broker — 2.2%
TD Ameritrade Holding Corp.	587,098	28,744,318

Food-Misc./Diversified — 2.0%
Lamb Weston Holdings, Inc.	359,306	26,430,549

Hotels/Motels — 0.7%
Hilton Grand Vacations, Inc.†	321,784	8,491,880

Internet Content-Entertainment — 3.7%
Netflix, Inc.†	179,524	48,051,394

Internet Content-Information/News — 1.6%
Spotify Technology SA†	188,792	21,427,892

Lighting Products & Systems — 0.6%
Universal Display Corp.	88,273	8,259,705

Machinery-General Industrial — 1.9%
IDEX Corp.	81,219	10,254,711
Roper Technologies, Inc.	54,372	14,491,225

		24,745,936

Medical Instruments — 1.7%
Edwards Lifesciences Corp.†	147,616	22,610,343

Medical Products — 2.9%
Haemonetics Corp.†	245,876	24,599,894
Penumbra, Inc.†	105,860	12,936,092

		37,535,986

Medical-Biomedical/Gene — 5.6%
Bluebird Bio, Inc.†	25,928	2,572,058
Exact Sciences Corp.†	609,043	38,430,613
Gilead Sciences, Inc.	188,038	11,761,777
Ionis Pharmaceuticals, Inc.†	243,367	13,156,420
Sage Therapeutics, Inc.†	71,880	6,885,385

		72,806,253

Medical-Drugs — 0.9%
Galapagos NV†	115,232	10,636,097
Galapagos NV ADR†	17,179	1,576,002

		12,212,099

Multimedia — 2.4%
Walt Disney Co.	287,018	31,471,524

Office Automation & Equipment — 1.2%
Zebra Technologies Corp., Class A†	97,583	15,538,141

Oil Companies-Exploration & Production — 1.6%
Diamondback Energy, Inc.	116,996	10,845,529
EOG Resources, Inc.	116,779	10,184,297

		21,029,826

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	211,262	16,757,302

34

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.2%
Crown Castle International Corp.	137,956	$14,986,160

Recreational Centers — 1.3%
Planet Fitness, Inc., Class A†	308,585	16,546,328

Recreational Vehicles — 0.8%
Polaris Industries, Inc.	141,827	10,875,294

Resorts/Theme Parks — 2.6%
Marriott Vacations Worldwide Corp.	175,243	12,356,384
Vail Resorts, Inc.	99,256	20,925,150

		33,281,534

Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	456,698	11,828,478

Schools — 2.0%
2U, Inc.†	262,337	13,043,396
Grand Canyon Education, Inc.†	141,203	13,575,256

		26,618,652

Semiconductor Equipment — 0.5%
Teradyne, Inc.	189,029	5,931,730

Transport-Rail — 1.1%
CSX Corp.	230,883	14,344,761

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	28,461	897,375

Web Hosting/Design — 2.2%
GoDaddy, Inc., Class A†	200,365	13,147,951
Shopify, Inc., Class A†	107,246	14,848,209

		27,996,160

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	9,975	10,423,476

Total Common Stocks (cost $1,221,388,336)		1,230,154,311

CONVERTIBLE PREFERRED SECURITIES — 2.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	126,818	523,758

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,529,630

E-Commerce/Products — 0.2%
One Kings Lane Inc., Escrow †(1)(2)	291,563	52,481
The Honest Co., Inc., Series C†(1)(2)(3)	97,634	3,030,560

		3,083,041

E-Commerce/Services — 2.0%
Airbnb, Inc., Series E†(1)(2)(3)	46,491	4,954,081
Uber Technologies, Inc., Series D†(1)(2)(3)	462,320	21,318,090

		26,272,171

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	390,940	$1,903,878

Total Convertible Preferred Securities (cost $20,563,866)		34,312,478

Total Long-Term Investment Securities (cost $1,241,952,202)		1,264,466,789

REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$3,950,000	3,950,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	3,280,000	3,280,000
BNP Paribas SA Joint Repurchase Agreement(4)	3,940,000	3,940,000
Deutsche Bank AG Joint Repurchase Agreement(4)	3,715,000	3,715,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	3,940,000	3,940,000

Total Repurchase Agreements (cost $18,825,000)		18,825,000

TOTAL INVESTMENTS (cost $1,260,777,202)(5)	98.9%	1,283,291,789
Other assets less liabilities	1.1	14,785,888

NET ASSETS	100.0%	$1,298,077,677

†	Non-income producing security
(1)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $38,104,574 representing 2.9% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

35

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$3,667,450	$2.55	0.28%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,954,081	106.56	0.38
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,030,560	31.04	0.23
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.20
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	523,758	4.13	0.04
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	1,903,878	4.87	0.15
Uber Technologies, Inc., Series D	06/05/2014	462,320	7,171,993	21,318,090	46.11	1.64

				$37,927,447		2.92%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
SIX	— Swiss Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Electronic Forms	$25,716,022	$—		$124,646	$25,840,668
Entertainment Software	12,743,663	—		3,667,450	16,411,113
Other Industries	1,178,067,455	9,835,075	**	—	1,187,902,530
Convertible Preferred Securities	—	—		34,312,478	34,312,478
Repurchase Agreements	—	18,825,000		—	18,825,000

Total Investments at Value	$1,216,527,140	$28,660,075		$38,104,574	$1,283,291,789

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2017	$5,250,275	$38,756,537
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	272,507	2,409,664
Realized Loss	(667,084)	—
Change in unrealized appreciation(1)	2,141,851	2,635,178
Change in unrealized depreciation(1)	(653,213)	(2,164,835)
Net Purchases	—	—
Net Sales	(2,552,240)	(7,324,066)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/2018	$3,792,096	$34,312,478

36

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2108 includes:

Common Stocks	Convertible Preferred Securities
$1,749,477	$4,241,169

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2018

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,667,450	Market Approach	Market Transaction Price*	$2.549560
	$124,646	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.00
	$21,318,090	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45
	$4,954,081	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	3.9x-6.1x (5.0x)
			2021 Estimated Gross Profit Multiple*	4.6x
			2022 Estimated Revenue Multiple*	3.7x
			2022 Estimated Gross Profit Multiple*	4.3x
			Discount for Lack of Marketability	10%-15% (11.7%)
	$3,030,560	Market Approach with Option Pricing Method (“OPM”)	2019 Estimated Revenue Multiple*	2.30x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	16.0%
			Term to liquidity event in years	3.00
			Risk-free rate	2.50%
	$523,758	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Multiple*	1.3x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
		and cost approach	Volatility*	68.1%
			Term to liquidity event in years	3.00
			Risk-free rate	2.50%
			Abandonment value*	$0.000
	$1,903,878	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Multiple*	4.6x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years	2.00
			Risk-free rate	2.52%
	$52,481	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

37

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	99.2%

*	Calculated as a percentage of net assets

38

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 99.2%
Global X MLP ETF	240,449	$1,844,244
iShares 0-5 Year High Yield Corporate Bond ETF	101,708	4,531,091
iShares 1-3 Year Credit Bond ETF	94,054	4,856,949
iShares 10+ Year Credit Bond ETF	58,855	3,313,537
iShares CMBS ETF	28,239	1,419,857
iShares Core Dividend Growth ETF	22,611	750,233
iShares Core High Dividend ETF	23,500	1,982,930
iShares Emerging Markets Dividend ETF	25,613	958,695
iShares Floating Rate Bond ETF	42,119	2,121,113
iShares iBoxx $ High Yield Corporate Bond ETF	153,459	12,445,525
iShares Intermediate Credit Bond ETF	36,070	1,890,789
iShares International Developed Real Estate ETF	26,414	713,970

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS (continued)
iShares International Select Dividend ETF	58,834	$1,689,124
iShares MSCI Eurozone ETF	90,251	3,164,200
iShares U.S. Real Estate ETF	9,792	733,812
iShares U.S. Preferred Stock ETF	140,676	4,815,340

TOTAL INVESTMENTS (cost $50,378,184)(1)	99.2%	47,231,409
Other assets less liabilities	0.8	404,334

NET ASSETS	100.0%	$47,635,743

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

15	Short	Euro Currency Futures	March 2019	$2,149,879	$2,160,469	$(10,590)

52	Short	Euro Stoxx 50 Index	March 2019	1,850,143	1,779,060	71,083

24	Long	S&P 500 E-Mini Index	March 2019	3,187,830	3,006,240	(181,590)

2	Short	U.S. Long Bond	March 2019	278,219	292,000	(13,781)

4	Short	U.S. Treasury 10 Year Notes	March 2019	476,645	488,063	(11,418)

5	Long	U.S. 10 Year Ultra Bonds	March 2019	629,375	650,391	21,016

5	Short	U.S. Ultra Bonds	March 2019	760,898	803,281	(42,383)

						$(167,663)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Exchange-Traded Funds	$47,231,409	$—		$—	$47,231,409

Other Financial Instruments:+

Futures Contracts	$21,016	$71,083	**	$—	$92,099

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$259,762	$—		$—	$259,762

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity futures securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Repurchase Agreements	18.1%
Sovereign	17.2
United States Treasury Notes	5.4
United States Treasury Bonds	4.4
Food-Misc./Diversified	2.3
Applications Software	1.8
E-Commerce/Products	1.7
Aerospace/Defense-Equipment	1.7
Diagnostic Equipment	1.6
Diversified Banking Institutions	1.6
Commercial Services-Finance	1.5
Telephone-Integrated	1.4
Banks-Commercial	1.4
Medical Products	1.4
Electronic Components-Semiconductors	1.4
Aerospace/Defense	1.3
Insurance-Multi-line	1.3
Retail-Discount	1.3
Oil Companies-Integrated	1.3
Oil Companies-Exploration & Production	1.2
Medical-Drugs	1.2
Medical-HMO	1.2
Finance-Credit Card	1.1
Real Estate Investment Trusts	1.1
Web Portals/ISP	1.0
E-Commerce/Services	1.0
Enterprise Software/Service	1.0
Finance-Other Services	0.9
Insurance-Property/Casualty	0.9
Medical-Hospitals	0.9
Building-Heavy Construction	0.9
Medical Instruments	0.8
Cellular Telecom	0.8
Tobacco	0.7
Semiconductor Components-Integrated Circuits	0.7
Internet Application Software	0.7
Investment Management/Advisor Services	0.7
Transport-Rail	0.7
Auto-Cars/Light Trucks	0.7
Retail-Apparel/Shoe	0.7
Real Estate Management/Services	0.6
Electronic Forms	0.6
Cable/Satellite TV	0.6
Auto/Truck Parts & Equipment-Original	0.6
Athletic Footwear	0.6
Finance-Investment Banker/Broker	0.6
Apparel Manufacturers	0.5
Schools	0.5
Retail-Restaurants	0.5
Transport-Equipment & Leasing	0.5
Audio/Video Products	0.5
Diversified Minerals	0.5
Retail-Building Products	0.5
Medical-Generic Drugs	0.5
Electronic Measurement Instruments	0.4
Commercial Services	0.4
Computer Services	0.3
Electronic Components-Misc.	0.3
Finance-Leasing Companies	0.3
Real Estate Operations & Development	0.3
Entertainment Software	0.3

Building & Construction Products-Misc.	0.3%
Beverages-Wine/Spirits	0.3
Airlines	0.3
Financial Guarantee Insurance	0.2
Internet Content-Entertainment	0.2
Exchange-Traded Funds	0.2
Food-Catering	0.2
Computer Software	0.2
Oil Refining & Marketing	0.2
Metal-Aluminum	0.2
Transport-Truck	0.2
Insurance-Life/Health	0.2
Medical-Biomedical/Gene	0.2
Internet Content-Information/News	0.1
Hotels/Motels	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 54.4%
Aerospace/Defense — 1.3%
General Dynamics Corp.	1,750	$275,118
Lockheed Martin Corp.	1,260	329,918

		605,036

Aerospace/Defense-Equipment — 1.7%
Airbus SE	3,537	338,282
Safran SA	3,502	420,730

		759,012

Airlines — 0.3%
JetBlue Airways Corp.†	7,806	125,364

Apparel Manufacturers — 0.5%
Carter’s, Inc.	1,159	94,598
Under Armour, Inc., Class A†	8,800	155,496

		250,094

Applications Software — 1.8%
Intuit, Inc.	365	71,850
Microsoft Corp.	3,204	325,430
salesforce.com, Inc.†	1,410	193,128
ServiceNow, Inc.†	1,143	203,511

		793,919

Athletic Footwear — 0.6%
NIKE, Inc., Class B	3,485	258,378

Audio/Video Products — 0.5%
Sony Corp.	4,399	211,842

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	1,610	160,153
General Motors Co.	3,039	101,655

		261,808

Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	1,660	102,206
Delphi Technologies PLC	2,648	37,920
Valeo SA	4,370	126,716

		266,842

Banks-Commercial — 1.4%
FinecoBank Banca Fineco SpA	8,881	89,370
First Republic Bank	2,380	206,822
HDFC Bank, Ltd. ADR	3,269	338,636

		634,828

Beverages-Wine/Spirits — 0.3%
Treasury Wine Estates, Ltd.	12,990	135,395

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	3,765	143,032

Building-Heavy Construction — 0.9%
China Tower Corp., Ltd.†*	2,064,314	389,087

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	830	236,525

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	5,421	344,830

Commercial Services — 0.4%
Intertek Group PLC	2,930	178,378

Commercial Services-Finance — 1.5%
FleetCor Technologies, Inc.†	964	179,034
Global Payments, Inc.	1,625	167,586

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
IHS Markit, Ltd.†	4,658	$223,445
PayPal Holdings, Inc.†	1,045	87,874

		657,939

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	2,349	149,114

Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,136	96,355

Diagnostic Equipment — 1.6%
Danaher Corp.	4,547	468,887
Thermo Fisher Scientific, Inc.	1,179	263,848

		732,735

Diversified Banking Institutions — 1.5%
Bank of America Corp.	13,363	329,264
Sumitomo Mitsui Financial Group, Inc.	10,358	341,574

		670,838

Diversified Minerals — 0.5%
Anglo American PLC	9,581	211,798

E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	2,479	339,797
Amazon.com, Inc.†	294	441,579

		781,376

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	152	261,808
Expedia Group, Inc.	1,763	198,602

		460,410

Electronic Components-Misc. — 0.3%
Flex, Ltd.†	19,550	148,775

Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	4,548	83,956
Broadcom, Inc.	1,247	317,087
Micron Technology, Inc.†	1,498	47,532
NVIDIA Corp.	397	52,999
Samsung Electronics Co., Ltd.	3,452	119,442

		621,016

Electronic Forms — 0.6%
Adobe, Inc.†	1,277	288,908

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	2,990	201,705

Enterprise Software/Service — 1.0%
Guidewire Software, Inc.†	1,948	156,288
Ultimate Software Group, Inc.†	489	119,741
Workday, Inc., Class A†	1,142	182,355

		458,384

Entertainment Software — 0.3%
Activision Blizzard, Inc.	3,072	143,063

Finance-Credit Card — 1.1%
Visa, Inc., Class A	3,864	509,816

Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	5,202	254,690

Finance-Leasing Companies — 0.3%
Air Lease Corp.	4,904	148,150

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	5,496	$414,014

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	2,922	111,854

Food-Catering — 0.2%
Aramark	3,340	96,760

Food-Misc./Diversified — 2.3%
Nestle SA	9,476	770,407
Post Holdings, Inc.†	2,909	259,279

		1,029,686

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	453	49,178

Insurance-Life/Health — 0.2%
AIA Group, Ltd.	9,800	80,617

Insurance-Multi-line — 1.3%
Allianz SE	1,576	316,250
Ping An Insurance Group Co. of China, Ltd.	32,034	281,278

		597,528

Insurance-Property/Casualty — 0.9%
Tokio Marine Holdings, Inc.	8,340	396,446

Internet Application Software — 0.7%
Tencent Holdings, Ltd.	8,209	325,397

Internet Content-Entertainment — 0.2%
Netflix, Inc.†	392	104,923

Internet Content-Information/News — 0.1%
Spotify Technology SA†	540	61,290

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	813	319,363

Medical Instruments — 0.8%
Medtronic PLC	3,849	350,105

Medical Products — 1.4%
Abbott Laboratories	5,884	425,590
Koninklijke Philips NV	5,703	200,991

		626,581

Medical-Biomedical/Gene — 0.2%
Bluebird Bio, Inc.†	712	70,630

Medical-Drugs — 1.2%
Bausch Health Cos., Inc.†	6,401	118,226
Bristol-Myers Squibb Co.	4,670	242,747
Eisai Co., Ltd.	1,400	109,010
WuXi AppTec Co., Ltd.†*	6,400	55,578

		525,561

Medical-Generic Drugs — 0.5%
Mylan NV†	4,664	127,794
Teva Pharmaceutical Industries, Ltd. ADR†	5,265	81,186

		208,980

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	2,109	525,394

Medical-Hospitals — 0.9%
HCA Healthcare, Inc.	3,182	396,000

Security Description	Shares	Value (Note 2)
Metal-Aluminum — 0.2%
Alcoa Corp.†	3,190	$84,790

Oil Companies-Exploration & Production — 1.2%
Concho Resources, Inc.†	924	94,978
Diamondback Energy, Inc.	306	28,366
Encana Corp.	17,520	101,127
EOG Resources, Inc.	3,744	326,514

		550,985

Oil Companies-Integrated — 1.3%
TOTAL SA	10,961	579,048

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	1,135	85,091

Real Estate Investment Trusts — 1.1%
Public Storage	2,507	507,442

Real Estate Management/Services — 0.6%
Vonovia SE	6,461	293,238

Real Estate Operations & Development — 0.3%
Mitsui Fudosan Co., Ltd.	6,600	146,239

Retail-Apparel/Shoe — 0.7%
Industria de Diseno Textil SA	2,804	71,483
Tapestry, Inc.	6,779	228,791

		300,274

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	2,274	210,027

Retail-Discount — 1.3%
Walmart, Inc.	6,317	588,428

Retail-Restaurants — 0.5%
Domino’s Pizza, Inc.	943	233,855

Schools — 0.5%
New Oriental Education & Technology Group, Inc. ADR†	4,294	235,354

Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	45,520	330,442

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	11,434	642,819

Tobacco — 0.7%
British American Tobacco PLC	10,456	333,433

Transport-Equipment & Leasing — 0.5%
AerCap Holdings NV†	5,623	222,671

Transport-Rail — 0.7%
CSX Corp.	5,089	316,180

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	665	82,121

Web Portals/ISP — 1.0%
Alphabet, Inc., Class C†	447	462,918

Total Common Stocks (cost $27,040,342)		24,625,104

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Japan ETF (cost $98,407)	2,006	101,684

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.2%
Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021	$	45,000	$45,456

Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS Senior Notes 3.70% (3 ML+0.93%) due 06/07/2019		45,000	45,106

Total U.S. Corporate Bonds & Notes (cost $90,243)			90,562

FOREIGN CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Credit Canada Co. Company Guar. Notes 2.94% due 02/19/2019 (cost $46,104)	CAD	60,000	43,960

FOREIGN GOVERNMENT OBLIGATIONS — 17.2%
Sovereign — 17.2%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	42,851
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	150,000	109,445
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	25,000	18,218
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	19,128
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	19,186
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	45,000	52,422
Federal Republic of Germany Bonds zero coupon due 04/14/2023	EUR	13,000	15,139
Federal Republic of Germany Bonds 0.25% due 10/16/2020	EUR	135,000	157,180
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	90,000	143,187
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	4,000	7,711
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	89,401
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	49,731
Government of Canada Bonds 3.50% due 12/01/2045	CAD	25,000	23,147

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	$14,492
Government of Canada Bonds 5.75% due 06/01/2033	CAD	10,000	10,661
Government of Finland Notes 0.50% due 09/15/2027*	EUR	15,000	17,310
Government of Finland Bonds 1.13% due 04/15/2034*	EUR	5,000	5,906
Government of Finland Senior Notes 1.38% due 04/15/2047*	EUR	5,000	6,056
Government of Finland Senior Notes 1.63% due 09/15/2022*	EUR	15,000	18,435
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	34,721
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	115,822
Government of France Bonds zero coupon due 03/25/2023	EUR	240,000	276,629
Government of France Bonds zero coupon due 03/25/2024	EUR	60,000	68,614
Government of France Bonds 0.75% due 05/25/2028	EUR	179,000	206,933
Government of France Bonds 1.25% due 05/25/2036*	EUR	60,000	68,731
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	24,888
Government of France Bonds 3.25% due 05/25/2045	EUR	65,000	102,380
Government of France Bonds 5.75% due 10/25/2032	EUR	45,000	83,399
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	320,481
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	257,326
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	372,192
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	234,056
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	6,800,000	56,006

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	8,600,000	$81,200
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,964
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	22,200,000	207,253
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	23,450,000	221,648
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	61,259
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	17,550,000	192,912
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	62,349
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	3,400,000	39,816
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	4,700,000	50,617
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	17,300,000	191,455
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	5,300,000	64,811
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	17,945
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	100,000	23,428
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	40,000	46,331
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	11,836
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	46,439
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	20,000	22,977
Kingdom of Belgium Senior Notes 1.90% due 06/22/2038*	EUR	15,000	18,295
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	10,000	14,194
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	50,000	61,601

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	25,000	$41,225
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	30,971
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	56,000	14,946
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	135,000	16,026
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	140,000	161,159
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	45,000	51,586
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	158,000	185,053
Kingdom of Spain Senior Bonds 1.95% due 04/30/2026*	EUR	45,000	55,004
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	30,000	36,063
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	5,000	5,831
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	24,531
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	32,347
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	24,776
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	40,000	4,631
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	9,513
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,401
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	28,020
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	30,000	35,734
Kingdom of the Netherlands Bonds 0.75% due 07/15/2028*	EUR	15,000	17,778
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	87,670

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	$16,664
Kingdom of the Netherlands Bonds 4.00% due 01/15/2037*	EUR	17,500	31,086
Republic of Austria Senior Notes zero coupon due 07/15/2023*	EUR	50,000	57,752
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	5,924
Republic of Austria Senior Notes 0.75% due 02/20/2028*	EUR	20,000	23,448
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	24,442
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	38,970
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	17,399
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,155
Republic of Ireland Bonds 0.90% due 05/15/2028(5)	EUR	15,000	17,184
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	20,000	23,586
Republic of Ireland Bonds 2.00% due 02/18/2045(5)	EUR	10,000	12,088
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,689
Republic of Italy Bonds 0.05% due 04/15/2021	EUR	125,000	141,009
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	45,000	51,770
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	60,000	66,991
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	180,000	201,032
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	225,000	248,090
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	50,000	54,506
Republic of Italy Bonds 3.45% due 03/01/2048*(5)	EUR	21,000	23,839

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	35,000	$42,539
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	13,816
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	35,000	49,186
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	107,000	28,291
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	19,723
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	32,778
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	908,000	56,520
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	353,000	450,442
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	45,000	57,638
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	10,000	13,137
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	151,404
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	20,000	31,789
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	80,000	136,449
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	51,555
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	30,000	52,786
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	49,000	95,140
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	30,000	40,009
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	15,379
United Mexican States Bonds 10.00% due 11/20/2036	MXN	296,500	16,605

Total Foreign Government Obligations
(cost $7,861,735)			7,792,189

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Security Description	Principal Amount(2)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 9.8%
United States Treasury Bonds — 4.4%
2.00% due 11/15/2026	$245,000	$233,870
2.13% due 08/15/2021	315,000	312,133
2.50% due 05/15/2046	205,000	184,876
2.75% due 02/15/2028	605,000	608,120
3.00% due 11/15/2045	355,000	354,265
3.13% due 11/15/2028	35,000	36,304
4.38% due 05/15/2040	45,000	55,241
5.00% due 05/15/2037	175,000	229,688

		2,014,497

United States Treasury Notes — 5.4%
1.38% due 08/31/2023(4)	1,636,000	1,555,159
2.00% due 11/30/2020	475,000	470,602
2.00% due 02/28/2021	91,000	90,054
2.00% due 11/30/2022	45,000	44,181
2.25% due 07/31/2021	280,000	278,447

		2,438,443

Total U.S. Government Treasuries (cost $4,396,841)		4,452,940

Total Long-Term Investment Securities (cost $39,533,672)		37,106,439

REPURCHASE AGREEMENTS — 18.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)	1,720,000	1,720,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,710,000	1,710,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	1,425,000	1,425,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,610,000	1,610,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,710,000	1,710,000

Total Repurchase Agreements (cost $8,175,000)		8,175,000

TOTAL INVESTMENTS (cost $47,708,672)(3)	100.0%	45,281,439
Liabilities in excess of other assets	(0.0)	(1,964)

NET ASSETS	100.0%	$45,279,475

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $1,734,203 representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	See Note 6 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(5)	Illiquid securities. At December 31, 2018, the aggregate value of these securities was $53,111 representing 0.1% of net assets.

ADR — American Depositary Receipt

ETF — Exchanged-Traded Fund

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Currency Legend

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

1	Long	Euro-BOBL	March 2019	$151,583	$151,835	$252

19	Long	MSCI EAFE Index	March 2019	1,656,029	1,630,200	(25,829)

17	Long	S&P 500 E-Mini Index	March 2019	2,213,125	2,129,420	(83,705)

8	Long	U.S. Treasury 10 Year Notes	March 2019	953,774	976,125	22,351

						$(86,931)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Australia and New Zealand Banking Group Ltd.	JPY	132,951,000	USD	1,175,689	01/11/2019	$—	$(37,704)

	USD	227,160	JPY	25,688,000	01/11/2019	7,285	—

						7,285	(37,704)

Bank of America, N.A.	AUD	321,000	USD	234,253	01/11/2019	8,117	—

Barclays Bank PLC	AUD	7,000	USD	5,149	01/11/2019	218	—

	CAD	9,000	USD	6,823	01/11/2019	229	—

	EUR	63,000	USD	72,064	01/11/2019	—	(165)

	GBP	907,000	USD	1,159,187	01/11/2019	2,669	—

	JPY	698,000	USD	6,272	01/11/2019	—	(98)

	NOK	44,000	USD	5,111	01/11/2019	20	—

	NZD	12,000	USD	8,235	01/11/2019	180	—

	PLN	168,000	USD	44,654	01/11/2019	—	(241)

	USD	10,084	AUD	14,000	01/11/2019	—	(222)

	USD	5,293	CAD	7,000	01/11/2019	—	(164)

	USD	5,026	CHF	5,000	01/11/2019	64	—

	USD	1,140	EUR	1,000	01/11/2019	6	—

	USD	61,465	JPY	6,900,000	01/11/2019	1,509	—

	USD	6,580	NOK	57,000	01/11/2019	15	—

	USD	1,341	NZD	2,000	01/11/2019	1	—

	USD	6,512	SEK	59,000	01/11/2019	150	—

	ZAR	821,000	USD	59,610	01/11/2019	2,597	—

						7,658	(890)

BNP Paribas SA	CAD	405,000	USD	304,379	01/11/2019	7,645	—

	EUR	60,000	USD	68,463	01/11/2019	—	(327)

	JPY	1,868,000	USD	16,548	01/11/2019	—	(501)

	USD	22,524	CAD	30,000	01/11/2019	—	(544)

	USD	10,231	GBP	8,000	01/11/2019	—	(30)

	USD	11,522	JPY	1,300,000	01/11/2019	343	—

						7,988	(1,402)

Citibank N.A.	MXN	664,000	USD	32,554	01/11/2019	—	(1,200)

	USD	4,311	AUD	6,000	01/11/2019	—	(84)

	USD	33,303	JPY	3,765,000	01/11/2019	1,059	—

						1,059	(1,284)

Credit Suisse International	JPY	1,600,000	USD	14,453	01/11/2019	—	(149)

Goldman Sachs International	MYR	172,000	USD	41,119	01/11/2019	—	(500)

HSBC Bank USA	GBP	9,000	USD	11,482	01/11/2019	6	—

JPMorgan Chase Bank N.A.	AUD	20,000	USD	14,479	01/11/2019	390	—

	CAD	44,000	USD	32,988	01/11/2019	751	—

	CHF	5,000	USD	5,056	01/11/2019	—	(34)

	EUR	25,000	USD	28,545	01/11/2019	—	(118)

	JPY	161,331,000	USD	1,431,661	01/11/2019	—	(40,745)

	NOK	342,000	USD	40,132	01/11/2019	564	—

	NZD	61,000	USD	42,016	01/11/2019	1,068	—

	SEK	362,000	USD	40,283	01/11/2019	—	(590)

	USD	38,175	AUD	53,000	01/11/2019	—	(838)

	USD	95,041	CAD	127,000	01/11/2019	—	(1,992)

47

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	USD	289,023	EUR	253,000	01/11/2019	$1,043	$—

	USD	507,889	JPY	57,280,000	01/11/2019	14,884	—

	USD	33,391	NOK	288,000	01/11/2019	—	(70)

	USD	23,778	NZD	35,000	01/11/2019	—	(283)

	USD	46,015	SEK	416,000	01/11/2019	955	—

						19,655	(44,670)

Morgan Stanley and Co. International PLC	DKK	319,000	USD	48,754	01/11/2019	—	(233)

	EUR	3,663,000	USD	4,182,503	01/11/2019	—	(17,147)

	GBP	13,000	USD	16,564	01/11/2019	—	(13)

	JPY	1,900,000	USD	17,323	01/11/2019	—	(18)

	NOK	89,000	USD	10,402	01/11/2019	105	—

	SEK	812,000	USD	89,612	01/11/2019	—	(2,069)

	SGD	46,000	USD	33,570	01/11/2019	—	(187)

	USD	33,544	NOK	287,000	01/11/2019	—	(339)

						105	(20,006)

Royal Bank of Canada	NZD	207,000	USD	142,296	01/11/2019	3,339	—

State Street Bank and Trust Company	GBP	6,000	USD	7,647	01/11/2019	—	(3)

	JPY	4,376,000	USD	39,938	01/11/2019	0	—

	USD	235,125	EUR	206,000	01/11/2019	1,056	—

						1,056	(3)

Toronto Dominion Bank	GBP	18,000	USD	23,000	01/11/2019	48	—

Net Unrealized Appreciation/(Depreciation)						$56,316	$(106,608)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

48

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$17,668,058	$6,957,046	**	$—	$24,625,104
Exchange-Traded Funds	101,684	—		—	101,684
U.S. Corporate Bonds & Notes	—	90,562		—	90,562
Foreign Corporate Bonds & Notes	—	43,960		—	43,960
Foreign Government Obligations	—	7,792,189		—	7,792,189
U.S. Government Treasuries	—	4,452,940		—	4,452,940
Repurchase Agreements	—	8,175,000		—	8,175,000

Total Investments at Value	$17,769,742	$27,511,697		$—	$45,281,439

Other Financial Instruments:+

Futures Contracts	$22,603	$—		$—	$22,603
Forward Foreign Currency Contracts	—	56,316		—	56,316

	$22,603	$56,316		$—	$78,919

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$109,534	$—		$—	$109,534
Forward Foreign Currency Contracts	—	106,608		—	106,608

	$109,534	$106,608		$—	$216,142

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

49

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2018

	SA Wellington Government and Quality Bond Portfolio	SA PGI Asset Allocation Portfolio†	SA Wellington Capital Appreciation Portfolio	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Strategic Multi-Asset Portfolio†
ASSETS:
Investments at value (unaffiliated)*	$1,463,481,041	$162,145,431	$1,264,466,789	$47,231,409	$37,106,439
Repurchase agreements (cost approximates value)	77,600,000	4,217,000	18,825,000	—	8,175,000
Cash	1,997,894	3,266	880	788,226	24,887
Foreign cash*	—	—	21	194,445	1,642
Cash collateral for futures contracts	—	—	—	347,970	—
Due from broker	819	—	—	277	2,466
Receivable for:
Fund shares sold	812,318	4,295	18,313,273	36,670	152,886
Dividends and interest	7,204,991	735,095	609,770	—	87,660
Investments sold	—	89,976	784,399	—	43,043
Prepaid expenses and other assets	7,132	4,753	10,332	4,678	4,815
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	26,275	22,612
Variation margin on futures contracts	47,000	—	—	25,384	15,345
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	56,316

Total assets	1,551,151,195	167,199,816	1,303,010,464	48,655,334	45,693,111

LIABILITIES:
Payable for:
Fund shares redeemed	50,998,502	510,168	524,202	894,292	19,719
Investments purchased	—	131,577	3,261,221	—	34,338
Investments purchased on an extended settlement basis	72,121,339	59,517	—	—	109,530
Investment advisory and management fees	665,880	97,095	793,944	40,910	38,740
Service fees — Class 2	2,976	1,440	5,629	—	—
Service fees — Class 3	143,021	12,522	117,270	7,139	6,390
Transfer agent fees and expenses	558	302	477	163	139
Trustees’ fees and expenses	3,144	824	2,661	561	562
Other accrued expenses	283,230	91,109	227,383	62,650	97,610
Variation margin on futures contracts	102,578	—	—	13,876	—
Due to broker	260,000	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	106,608

Total liabilities	124,581,228	904,554	4,932,787	1,019,591	413,636

Net Assets	$1,426,569,967	$166,295,262	$1,298,077,677	$47,635,743	$45,279,475

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,418,315,475	$153,912,773	$1,023,167,000	$51,305,842	$48,608,971
Total distributable earnings (loss)	8,254,492	12,382,489	274,910,677	(3,670,099)	(3,329,496)

NET ASSETS	$1,426,569,967	$166,295,262	$1,298,077,677	$47,635,743	$45,279,475

Class 1 (unlimited shares authorized):
Net assets	$777,914,903	$97,575,302	$706,135,624	$14,329,537	$15,201,839
Shares of beneficial interest issued and outstanding	52,862,017	7,749,811	17,522,082	2,420,908	2,132,986
Net asset value, offering and redemption price per share	$14.72	$12.59	$40.30	$5.92	$7.13

Class 2 (unlimited shares authorized):
Net assets	$22,895,359	$11,106,416	$42,599,756	$—	$—
Shares of beneficial interest issued and outstanding	1,551,471	883,047	1,111,233	—	—
Net asset value, offering and redemption price per share	$14.76	$12.58	$38.34	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$625,759,705	$57,613,544	$549,342,297	$33,306,206	$30,077,636
Shares of beneficial interest issued and outstanding	42,630,157	4,617,086	14,816,194	5,684,870	4,234,528
Net asset value, offering and redemption price per share	$14.68	$12.48	$37.08	$5.86	$7.10

* Cost
Investments (unaffiliated)	$1,477,933,376	$161,127,892	$1,241,952,202	$50,378,184	$39,533,672

Foreign cash	$—	$—	$22	$193,462	$1,571

†	See Note 1

See Notes to Financial Statements

50

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the period Ended December 31, 2018

	SA Wellington Government and Quality Bond Portfolio	SA PGI Asset Allocation Portfolio†	SA Wellington Capital Appreciation Portfolio	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Strategic Multi-Asset Portfolio†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$2,752,497	$6,637,432	$1,766,836	$345,625
Interest (unaffiliated)	43,687,297	2,841,438	422,519	3,008	266,368

Total investment income*	43,687,297	5,593,935	7,059,951	1,769,844	611,993

EXPENSES:
Investment advisory and management fees	8,142,672	1,235,819	9,840,605	420,189	412,700
Service fee:
Class 2	37,422	19,987	76,978	—	—
Class 3	1,741,688	155,235	1,615,463	65,853	59,522
Transfer agent fees and expenses	3,460	1,842	2,881	1,043	908
Custodian and accounting fees	230,614	62,074	148,356	25,000	83,249
Reports to shareholders	156,439	19,229	144,113	5,186	5,064
Audit and tax fees	43,103	40,441	33,446	37,644	46,539
Legal fees	67,955	20,806	63,553	17,905	22,197
Trustees’ fees and expenses	81,997	10,069	74,349	2,071	2,047
Interest expense	—	—	4,606	—	—
Other expenses	32,657	30,289	40,891	16,366	25,419

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	10,538,007	1,595,791	12,045,241	591,257	657,645
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	(281,695)	(243,203)
Fees paid indirectly (Note 4)	—	(588)	(12,256)	—	(282)

Net expenses	10,538,007	1,595,203	12,032,985	309,562	414,160

Net investment income (loss)	33,149,290	3,998,732	(4,973,034)	1,460,282	197,833

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(6,633,782)	7,919,362	258,224,399	90,725	496,584
Futures contracts	4,784,640	—	—	364,955	(214,618)
Forward contracts	—	—	—	—	385,847
Forward sales contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	459	1,532	1,561	(16,932)

Net realized gain (loss) on investments and foreign currencies	(1,849,142)	7,919,821	258,225,931	457,241	650,881

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(33,834,001)	(19,961,198)	(274,261,295)	(3,654,091)	(4,679,339)
Futures contracts	(825,106)	—	—	(149,527)	(88,076)
Forward contracts	—	—	—	—	(5,545)
Forward sales contracts	(6,966)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(362)	(1,118)	(887)	(704)

Net unrealized gain (loss) on investments and foreign currencies	(34,666,073)	(19,961,560)	(274,262,413)	(3,804,505)	(4,773,664)

Net realized and unrealized gain (loss) on investments and foreign currencies	(36,515,215)	(12,041,739)	(16,036,482)	(3,347,264)	(4,122,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,365,925)	$(8,043,007)	$(21,009,516)	$(1,886,982)	$(3,924,950)

* Net of foreign withholding taxes on interest and dividends of	$—	$101,986	$33,600	$—	$18,397

†	See Note 1

See Notes to Financial Statements

51

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Government and Quality Bond Portfolio		SA PGI Asset Allocation Portfolio†
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$33,149,290	$27,292,441	$3,998,732	$3,926,491
Net realized gain (loss) on investments and foreign currencies	(1,849,142)	1,004,416	7,919,821	9,482,432
Net unrealized gain (loss) on investments and foreign currencies	(34,666,073)	15,132,237	(19,961,560)	11,639,830

Net increase (decrease) in net assets resulting from operations	(3,365,925)	43,429,094	(8,043,007)	25,048,753

Distributions to shareholders from (1):
Distributable earnings — Class 1	(17,263,453)	(15,249,773)	(7,964,064)	(12,667,548)
Distributable earnings — Class 2	(467,464)	(460,942)	(892,392)	(1,541,892)
Distributable earnings — Class 3	(12,909,625)	(11,978,648)	(4,551,350)	(6,728,282)
Return of Capital — Class 1	—	—	—	—
Return of Capital — Class 2	—	—	—	—
Return of Capital — Class 3	—	—	—	—

Total distributions to shareholders	(30,640,542)	(27,689,363)	(13,407,806)	(20,937,722)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(120,270,315)	(45,330,193)	(9,714,833)	1,575,244

Total increase (decrease) in net assets	(154,276,782)	(29,590,462)	(31,165,646)	5,686,275

NET ASSETS:
Beginning of period	1,580,846,749	1,610,437,211	197,460,908	191,774,633

End of period	$1,426,569,967	$1,580,846,749	$166,295,262	$197,460,908

(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.

Distributions to shareholders from:
Net investment income — Class 1		$(15,249,773)		$(3,131,567)
Net investment income — Class 2		(460,942)		(365,901)
Net investment income — Class 3		(11,978,648)		(1,560,566)
Net realized gain on securities — Class 1		—		(9,535,981)
Net realized gain on securities — Class 2		—		(1,175,991)
Net realized gain on securities — Class 3		—		(5,167,716)

Total distributions to shareholders		$(27,689,363)		$(20,937,722)

†	See Note 1

See Notes to Financial Statements

52

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Capital Appreciation Portfolio		SA BlackRock Multi-Asset Income Portfolio
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,973,034)	$(1,082,698)	$1,460,282	$804,910
Net realized gain (loss) on investments and foreign currencies	258,225,931	193,939,103	457,241	78,941
Net unrealized gain (loss) on investments and foreign currencies	(274,262,413)	175,968,280	(3,804,505)	692,854

Net increase (decrease) in net assets resulting from operations	(21,009,516)	368,824,685	(1,886,982)	1,576,705

Distributions to shareholders from (1):
Distributable earnings — Class 1	(102,069,408)	(49,894,633)	(796,822)	(338,865)
Distributable earnings — Class 2	(6,545,761)	(3,970,623)	—	—
Distributable earnings — Class 3	(83,764,872)	(52,854,508)	(1,708,351)	(278,965)
Return of Capital — Class 1	—	—	(30,698)	—
Return of Capital — Class 2	—	—	—	—
Return of Capital — Class 3	—	—	(72,217)	—

Total distributions to shareholders	(192,380,041)	(106,719,764)	(2,608,088)	(617,830)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	161,417,503	(127,534,144)	17,422,996	11,476,542

Total increase (decrease) in net assets	(51,972,054)	134,570,777	12,927,926	12,435,417

NET ASSETS:
Beginning of period	1,350,049,731	1,215,478,954	34,707,817	22,272,400

End of period	$1,298,077,677	$1,350,049,731	$47,635,743	$34,707,817

(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.

Distributions to shareholders from:
Net investment income — Class 1		$—		$(338,865)
Net investment income — Class 2		—		—
Net investment income — Class 3		—		(278,965)
Net realized gain on securities — Class 1		(49,894,633)		—
Net realized gain on securities — Class 2		(3,970,623)		—
Net realized gain on securities — Class 3		(52,854,508)		—

Total distributions to shareholders		$(106,719,764)		$(617,830)

See Notes to Financial Statements

53

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Strategic Multi-Asset Portfolio†
	For the year ended December 31, 2018	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$197,833	$187,738
Net realized gain (loss) on investments and foreign currencies	650,881	852,159
Net unrealized gain (loss) on investments and foreign currencies	(4,773,664)	2,234,654

Net increase (decrease) in net assets resulting from operations	(3,924,950)	3,274,551

Distributions to shareholders from (1):
Distributable earnings — Class 1	(848,421)	(47,644)
Distributable earnings — Class 2	—	—
Distributable earnings — Class 3	(1,533,905)	(18,628)
Return of Capital — Class 1	—	—
Return of Capital — Class 2	—	—
Return of Capital — Class 3	—	—

Total distributions to shareholders	(2,382,326)	(66,272)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	20,112,178	10,780,352

Total increase (decrease) in net assets	13,804,902	13,988,631

NET ASSETS:
Beginning of period	31,474,573	17,485,942

End of period	$45,279,475	$31,474,573

(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.

Distributions to shareholders from:
Net investment income — Class 1		$(47,644)
Net investment income — Class 2		—
Net investment income — Class 3		(18,628)
Net realized gain on securities — Class 1		—
Net realized gain on securities — Class 2		—
Net realized gain on securities — Class 3		—

Total distributions to shareholders		$(66,272)

†	See Note 1

See Notes to Financial Statements

54

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Effective May 1, 2018, SA Wellington Multi-Asset Income Portfolio changed its name to SA Wellington Strategic Multi-Asset Portfolio.

Effective October 15, 2018, SA Edge Asset Allocation Portfolio changed its name to SA PGI Asset Allocation Portfolio.

The investment goal for each Portfolio is as follows:

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

56

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond, SA BlackRock Multi-Asset Income and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

57

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2018. For a detailed presentation of derivatives held as of December 31, 2018, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$47,000	$—	$—	$—	$47,000
SA BlackRock Multi-Asset Income	2,344	23,040	—	—	25,384
SA Wellington Strategic Multi-Asset	3,125	12,220	56,316	—	71,661

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	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$102,578	$—	$—	$—	$102,578
SA BlackRock Multi-Asset Income	5,469	7,094	—	1,313	13,876
SA Wellington Strategic Multi-Asset	—	—	106,608	—	106,608

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(488,391)
SA BlackRock Multi-Asset Income	(167,663)
SA Wellington Strategic Multi-Asset	(86,931)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
SA Wellington Government and Quality Bond	$4,784,640	$—	$—	$—	$4,784,640
SA BlackRock Multi-Asset Income	130,335	56,517	—	178,103	364,955
SA Wellington Strategic Multi-Asset	(16,495)	(198,123)	385,847	—	171,229

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(3)
SA Wellington Government and Quality Bond	$(825,106)	$—	$—	$—	$(825,106)
SA BlackRock Multi-Asset Income	(47,057)	(107,217)	—	4,747	(149,527)
SA Wellington Strategic Multi-Asset	23,861	(111,937)	(5,545)	—	(93,621)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended December 31, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$118,198,129	$—
SA BlackRock Multi-Asset Income	7,433,649	—
SA Wellington Strategic Multi-Asset	3,651,059	26,602,753

(1)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2018. The repurchase agreements held by the Portfolios as of December 31, 2018, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total

Australia and New Zealand Banking Group Ltd.	$7,285	$—	$—	$7,285	$37,704	$—	$—	$37,704	$(30,419)	$—	$(30,419)

Bank of America, N.A.	8,117	—	—	8,117	—	—	—	—	8,117	—	8,117

Barclays Bank PLC	7,658	—	—	7,658	890	—	—	890	6,768	—	6,768

BNP Paribas SA	7,988	—	—	7,988	1,402	—	—	1,402	6,586	—	6,586

Citibank N.A.	1,059	—	—	1,059	1,284	—	—	1,284	(225)	—	(225)

Credit Suisse International	—	—	—	—	149	—	—	149	(149)	—	(149)

Goldman Sachs International	—	—	—	—	500	—	—	500	(500)	—	(500)

HSBC Bank USA	6	—	—	6	—	—	—	—	6	—	6

JPMorgan Chase Bank N.A.	19,655	—	—	19,655	44,670	—	—	44,670	(25,015)	—	(25,015)

Morgan Stanley and Co. International PLC	105	—	—	105	20,006	—	—	20,006	(19,901)	—	(19,901)

Royal Bank of Canada	3,339	—	—	3,339	—	—	—	—	3,339	—	3,339

State Street Bank and Trust Company	1,056	—	—	1,056	3	—	—	3	1,053	—	1,053

Toronto Dominion Bank	48	—	—	48	—	—	—	—	48	—	48

	$56,316	$—	$—	$56,316	$106,608	$—	$—	$106,608	$(50,292)	$—	$(50,292)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of

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foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017 or expected to be taken in each Portfolio’s 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of December 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	54.18%	$16,255,000
SA Wellington Capital Appreciation	13.17	3,950,000
SA Wellington Strategic Multi-Asset	5.73	1,720,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	12/31/2023	$30,448,000	$30,525,138

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As of December 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	54.14%	$13,535,000
SA Wellington Capital Appreciation	13.12	3,280,000
SA Wellington Strategic Multi-Asset	5.70	1,425,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $25,000,000, a repurchase price of $25,004,028, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	05/15/2044	$23,860,000	$25,413,763

As of December 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	54.15%	$16,245,000
SA Wellington Capital Appreciation	13.13	3,940,000
SA Wellington Strategic Multi-Asset	5.70	1,710,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$31,344,500	$30,553,326

As of December 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	54.14%	$15,320,000
SA Wellington Capital Appreciation	13.13	3,715,000
SA Wellington Strategic Multi-Asset	5.69	1,610,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $28,295,000, a repurchase price of $28,299,559, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/31/2022	$29,587,000	$28,877,819

As of December 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	54.15%	$16,245,000
SA Wellington Capital Appreciation	13.13	3,940,000
SA Wellington Strategic Multi-Asset	5.70	1,710,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,833, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	05/31/2020	$31,080,000	$30,596,736

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s

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obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Portfolio	Average Daily Net Assets	Management Fee

SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2019. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

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For the year ended December 31, 2018, the amount of investment advisory fees waived was $216,438 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
BlackRock Investment Management, LLC	SA BlackRock Multi-Asset Income
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Government and Quality Bond
SA Wellington Capital Appreciation
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2019, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and SA Wellington Strategic Multi-Asset Portfolios other than investment advisory fees waived, are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2019, only with the approval of the Board. For the year ended December 31, 2018, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$24,635
SA BlackRock Multi-Asset Income — Class 3	40,622
SA Wellington Strategic Multi-Asset — Class 1	104,486
SA Wellington Strategic Multi-Asset — Class 3	138,717

For the year ended December 31, 2018, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2018	December 31, 2019	December 31, 2020
SA BlackRock Multi-Asset Income — Class 1	$—	$47,579	$24,635
SA BlackRock Multi-Asset Income — Class 3	—	29,272	40,622
SA Wellington Strategic Multi-Asset — Class 1	—	153,739	104,486
SA Wellington Strategic Multi-Asset — Class 3	—	43,097	138,717

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At December 31, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA Wellington Government and Quality Bond	2.36%	49.91%	0.19%	34.65%	10.53%	0.66%	0.16%	0.85%	0.67%
SA PGI Asset Allocation	3.45	96.52	0.03	—	—	—	—	—	—
SA Wellington Capital Appreciation	2.24	75.45	0.10	19.73	2.21	—	—	—	—
SA BlackRock Multi-Asset Income	5.80	89.46	2.02	—	—	—	—	—	—
SA Wellington Strategic Multi-Asset	4.38	90.54	1.31	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended December 31, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2018 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Government and Quality Bond	$219,941,353	$210,186,193	$337,631,852	$286,344,133
SA PGI Asset Allocation	35,072,263	52,670,473	5,677,291	6,217,201
SA Wellington Capital Appreciation	1,253,733,643	1,324,816,899	—	—
SA BlackRock Multi-Asset Income	22,923,048	5,324,116	—	—
SA Wellington Strategic Multi-Asset	35,721,671	23,357,775	6,605,345	5,144,320

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2018
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA Wellington Government and Quality Bond	$35,169,500	$ (2,947,749)	$(17,793,688)	$30,640,542	$—	$—
SA PGI Asset Allocation	4,752,179	6,959,519	655,866	5,140,674	8,267,132	—
SA Wellington Capital Appreciation	5,540,221	250,285,352	19,085,104	64,413,707	127,966,334	—
SA BlackRock Multi-Asset Income	—	—	(3,459,698)	2,387,122	118,051	102,915
SA Wellington Strategic Multi-Asset	16,171	3,148	(2,624,070)	841,175	1,541,151	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2017
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Wellington Government and Quality Bond	$27,689,363	$—
SA PGI Asset Allocation	5,343,270	15,594,452
SA Wellington Capital Appreciation	—	106,719,764
SA BlackRock Multi-Asset Income	617,830	—
SA Wellington Strategic Multi-Asset	66,272	—

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As of December 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Unlimited
	ST	LT
SA Wellington Government and Quality Bond	$2,947,749	$—
SA PGI Asset Allocation	—	—
SA Wellington Capital Appreciation	—	—
SA BlackRock Multi-Asset Income	—	—
SA Wellington Strategic Multi-Asset	—	—

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2018.

Portfolio	Capital Loss Carryforward Utilized
SA Wellington Government and Quality Bond	$—
SA PGI Asset Allocation	—
SA Wellington Capital Appreciation	—
SA BlackRock Multi-Asset Income	389,781
SA Wellington Strategic Multi-Asset	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2018, the Portfolios elected to defer late year ordinary losses and capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Wellington Government and Quality Bond	$—	$—	$—
SA PGI Asset Allocation	—	—	—
SA Wellington Capital Appreciation	—	—	—
SA BlackRock Multi-Asset Income	760	76,578	133,063
SA Wellington Strategic Multi-Asset	—	482,347	124,979

For the year ended December 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization of premium/discount, market discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Wellington Government and Quality Bond	$1,226,233	$(1,226,233)	$—
SA PGI Asset Allocation	360,498	(360,498)	—
SA Wellington Capital Appreciation	4,973,034	(4,973,034)	—
SA BlackRock Multi-Asset Income	9,891	(9,892)	1
SA Wellington Strategic Multi-Asset	338,980	(338,980)	—

As of December 31, 2018, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain(Loss)	Cost of Investments
SA Wellington Government and Quality Bond	$15,351,115	$(33,144,803)	$(17,793,688)	$1,558,874,728
SA PGI Asset Allocation	11,202,221	(10,546,119)	656,102	165,706,329
SA Wellington Capital Appreciation	146,901,674	(127,814,242)	19,087,432	1,264,204,357
SA BlackRock Multi-Asset Income	122,662	(3,583,343)	(3,460,681)	50,692,090
SA Wellington Strategic Multi-Asset	979,474	(3,603,364)	(2,623,890)	47,904,410

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

66

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,424,826	$95,562,251	11,903,128	$180,282,729	57,786	$849,901	126,394	$1,904,567

Reinvested dividends	1,200,518	17,263,453	1,017,372	15,249,773	32,395	467,464	30,667	460,942

Shares redeemed	(8,066,477)	(118,561,010)	(14,524,066)	(218,090,472)	(384,702)	(5,689,251)	(376,604)	(5,682,497)

Net increase (decrease)	(441,133)	$(5,735,306)	(1,603,566)	$(22,557,970)	(294,521)	$(4,371,886)	(219,543)	$(3,316,988)

	Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	2,701,334	$39,748,423	6,251,874	$93,909,649

Reinvested dividends	899,625	12,909,625	800,844	11,978,648

Shares redeemed	(11,085,945)	(162,821,171)	(8,352,882)	(125,343,532)

Net increase (decrease)	(7,484,986)	$(110,163,123)	(1,300,164)	$(19,455,235)

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,789	$1,150,785	93,406	$1,348,713	32,669	$461,499	30,244	$439,206

Reinvested dividends	606,555	7,964,064	915,105	12,667,548	68,018	892,392	111,492	1,541,892

Shares redeemed	(1,197,859)	(16,846,152)	(1,243,714)	(18,114,585)	(253,168)	(3,616,329)	(147,650)	(2,160,809)

Net increase (decrease)	(510,515)	$(7,731,303)	(235,203)	$(4,098,324)	(152,481)	$(2,262,438)	(5,914)	$(179,711)

	Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	452,477	$6,393,367	766,787	$11,113,141

Reinvested dividends	349,566	4,551,350	489,822	6,728,282

Shares redeemed	(765,476)	(10,665,809)	(831,555)	(11,988,144)

Net increase (decrease)	36,567	$278,908	425,054	$5,853,279

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,477,199	$242,042,320	76,395	$3,420,305	28,316	$1,324,773	22,748	$991,581

Reinvested dividends	2,336,754	102,069,408	1,117,158	49,894,633	157,502	6,545,761	92,663	3,970,623

Shares redeemed	(3,341,704)	(165,591,868)	(2,600,710)	(115,576,480)	(190,146)	(9,153,743)	(224,134)	(9,533,616)

Net increase (decrease)	3,472,249	$178,519,860	(1,407,157)	$(62,261,542)	(4,328)	$(1,283,209)	(108,723)	$(4,571,412)

	Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	865,410	$35,606,748	553,929	$22,471,447

Reinvested dividends	2,083,185	83,764,872	1,267,915	52,854,508

Shares redeemed	(2,875,891)	(135,190,768)	(3,266,319)	(136,027,145)

Net increase (decrease)	72,704	$(15,819,148)	(1,444,475)	$(60,701,190)

67

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	26,320	$170,816	47,222	$304,064	3,060,517	$19,494,817	2,188,952	$14,067,488

Reinvested dividends	135,835	827,520	52,364	338,865	295,844	1,780,568	43,507	278,965

Shares redeemed	(286,108)	(1,836,488)	(368,640)	(2,372,973)	(484,036)	(3,014,237)	(176,374)	(1,139,867)

Net increase (decrease)	(123,953)	$(838,152)	(269,054)	$(1,730,044)	2,872,325	$18,261,148	2,056,085	$13,206,586

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	15,676	$133,995	16,707	$127,075	2,818,965	$22,946,297	1,605,761	$12,528,914

Reinvested dividends	114,802	848,421	6,027	47,644	208,546	1,533,905	2,361	18,628

Shares redeemed	(238,564)	(1,935,846)	(206,944)	(1,582,460)	(422,538)	(3,414,594)	(45,787)	(359,449)

Net increase (decrease)	(108,086)	$(953,430)	(184,210)	$(1,407,741)	2,604,973	$21,065,608	1,562,335	$12,188,093

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2018, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Wellington Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	33	$4,606	$1,625,877	3.05%

At December 31, 2018, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2018, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

68

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended December 31, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Capital Appreciation	$2,062,702	$1,665,389	$(427,646)
SA Wellington Strategic Multi-Asset	6,275	36,978	(1,194)

69

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/14	$14.71	$0.21	$0.55	$0.76	$(0.29)	$—	$(0.29)	$15.18	5.19%	$572,823	0.58%	1.40%	128%
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57	1.39	62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57	1.59	61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58	1.86	33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57	2.28	16

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72	1.25	62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72	1.45	61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72	1.72	33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72	2.12	16

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82	1.14	62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82	1.35	61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82	1.62	33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82	2.03	16

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

70

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/14	$16.21	$0.40	$0.80	$1.20	$(0.41)	$(0.46)	$(0.87)	$16.54	7.41%	$146,594	0.75%	2.37%	29%
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75	2.24	27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75	2.40	45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76	2.09	37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77	2.25	22

SA PGI Asset Allocation Portfolio Class 2
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90	2.09	27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91	2.25	45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91	1.95	37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92	2.11	22

SA PGI Asset Allocation Portfolio Class 3
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00	2.00	27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00	2.15	45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01	1.85	37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02	2.00	22

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/14	$49.24	$(0.06)	$7.41	$7.35	$—	$(9.21)	$(9.21)	$47.38	15.26%	$668,565	0.74%	(0.12)%	91%
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72 (4)	730,504	0.74	(0.11)	66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98	589,734	0.74	(0.23)	99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78	656,955	0.74	0.05	77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)	706,136	0.74	(0.23)	91

SA Wellington Capital Appreciation Portfolio Class 2
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89	(0.27)	91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56 (4)	51,769	0.89	(0.26)	66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85	45,012	0.89	(0.38)	99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57	50,028	0.89	(0.11)	77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89	(0.39)	91

SA Wellington Capital Appreciation Portfolio Class 3
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(0.37)	91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45 (4)	614,697	0.99	(0.36)	66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73	580,733	0.99	(0.49)	99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46	643,066	0.99	(0.21)	77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99	(0.49)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

72

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/14	$7.52	$0.05	$0.68	$0.73	$(0.08)	$—	$—	$(0.08)	$8.17	9.68%		$22,167	1.10%		0.67%		88%
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	—	(1.12)	6.69	(4.45)		18,720	0.60		3.27		152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	—	(0.86)	6.25	6.51		17,581	0.58		3.00		50
12/31/17	6.25	0.19	0.21	0.40	(0.14)	—	—	(0.14)	6.51	6.34		16,572	0.58		2.97		11
12/31/18	6.51	0.23	(0.46)	(0.23)	(0.32)	(0.03)	(0.01)	(0.36)	5.92	(3.73)		14,330	0.58		3.50		13

SA BlackRock Multi-Asset Income Portfolio Class 3
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	—	(0.06)	8.15	9.47		127	1.35		0.42		88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	—	(1.11)	6.66	(4.76)		204	0.84		3.25		152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	—	(0.86)	6.20	6.20		4.691	0.83		3.37		50
12/31/17	6.20	0.18	0.20	0.38	(0.13)	—	—	(0.13)	6.45	6.20		18,136	0.83		2.99		11
12/31/18	6.45	0.21	(0.46)	(0.25)	(0.30)	(0.03)	(0.01)	(0.34)	5.86	(4.02)		33,306	0.83		3.46		13

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	—	(1.38)	8.60	5.04		21,067	1.42		0.54		96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	—	(1.10)	7.59	1.13		18,887	1.20		0.75		82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	—	(0.70)	7.02	1.85		17,015	1.08	(7)	0.94		87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26		18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)		15,202	0.86		0.61		83

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08		13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)		30,078	1.11		0.38		83

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16		12/31/17	12/31/18
SA BlackRock Multi-Asset Income Class 1	0.00%	0.00%	—%		—%	—%
SA BlackRock Multi-Asset Income Class 3	0.00	0.00	—		—	—
SA Wellington Strategic Multi-Asset Class 1	0.00	0.00	0.00		0.00	0.00
SA Wellington Strategic Multi-Asset Class 3	—	—	0.00	(4)	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/14	12/31/15	12/31/16		12/31/17	12/31/18
SA BlackRock Multi-Asset Income Class 1	1.12%	1.03%	0.85%		0.80%	0.67%
SA BlackRock Multi-Asset Income Class 3	1.16	1.03	0.83		0.81	0.67
SA Wellington Strategic Multi-Asset Class 1	0.28	0.55	1.00		0.86	0.60
SA Wellington Strategic Multi-Asset Class 3	—	—	2.76	(4)	0.86	0.58
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.

See Notes to Financial Statements

73

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Anchor Series Trust and Shareholders of each of the five portfolios listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the portfolios listed in the table below (constituting Anchor Series Trust, hereafter collectively referred to as the “Portfolios”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Anchor Series Trust

SA BlackRock Multi-Asset Income Portfolio(1)
SA PGI Asset Allocation Portfolio (formerly SA Edge Asset Allocation Portfolio)(1)
SA Wellington Capital Appreciation Portfolio(1)
SA Wellington Government and Quality Bond Portfolio(1)
SA Wellington Strategic Multi-Asset Portfolio (formerly SA Wellington Multi-Asset Income Portfolio)(2)

(1)	The statements of assets and liabilities, including the portfolios of investments, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018
(2)	The statement of assets and liabilities, including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2019

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

74

ANCHOR SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

On September 20, 2018, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the SA Wellington Growth Portfolio, a series of the Registrant (the “Acquired Fund”), would transfer all of its assets to the SA AB Growth Portfolio, a series of SunAmerica Series Trust (the “Acquiring Fund”), in exchange solely for the assumption of the Acquired Fund’s liabilities by the Acquiring Fund and Class 1, Class 2 and Class 3 shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
7,172,534	302,460	815,467

On September 20, 2018, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the SA Wellington Growth and Income Portfolio, a series of the Registrant (the “Acquired Fund”), would transfer all of its assets to the SA AB Growth Portfolio, a series of SunAmerica Series Trust (the “Acquiring Fund”), in exchange solely for the assumption of the Acquired Fund’s liabilities by the Acquiring Fund and Class 1, Class 2 and Class 3 shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
534,862	19,263	17,236

On September 20, 2018, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the SA Wellington Natural Resources Portfolio, a series of the Registrant (the “Acquired Fund”), would transfer all of its assets to the SA AB Growth Portfolio, a series of SunAmerica Series Trust (the “Acquiring Fund”), in exchange solely for the assumption of the Acquired Fund’s liabilities by the Acquiring Fund and Class 1, Class 2 and Class 3 shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
4,505,277	212,011	419,387

75

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 73	Trustee	2011-present	Retired.	73	Director, Luby’s, Inc. (1998 to present); Director, Sysco Corp. (1996 to 2017); Director, A.G. Belo Corporation (a media company) (1992 to 2014).

William F. Devin Age: 80	Trustee	2011-present	Retired.	24	None

Richard W. Grant Age: 73	Trustee, Chairman of the Board	2011-present	Retired.	24	None

Stephen J. Gutman Age: 75	Trustee	1985-present	Vice President and Associate Broker, Corcoran Group (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	24	None

Eileen A. Kamerick Age: 60	Director	2018-present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of lowa law schools (2007 to Present); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (2015 to 2016); Chief Financial Officer, Press Ganey Associates (2012 to 2014).	24	Hochschild Mining plc (2016 to Present); Director of Associated Banc-Corp (2007 to Present); Legg Mason Closed End Funds (2013 to Present); Westell Technologies, Inc. (2003 to 2016).
Interested Trustee

Peter A. Harbeck(4) Age: 64	Trustee	1995-present	President (1995-Present), CEO (1997-Present) and Director (1992-Present), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	150	None
Officers

John T. Genoy Age: 50	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2004 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A

Gregory N. Bressler Age: 52	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 49	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 52	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A

76

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Gregory R. Kingston Age: 52	Treasurer	2014-present	Senior Vice President, SunAmerica (2014-Present); Vice President, and Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A

Shawn Parry Age: 46	Vice President and Assistant Treasurer	2005-present	Vice President (2014 to present) and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A

Donna McManus Age: 57	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Christopher C. Joe Age: 49	Chief Compliance Officer	2017-present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).	N/A	N/A

Matthew J. Hackethal Age: 47	Anti-Money Laundering Compliance Officer	2006-present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to present); and Vice President, SunAmerica (2011 to present).	N/A	N/A

*	The business address for each Trustee and Officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (58 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

77

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2018.

During the year ended December 31, 2018, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Return of Capital	Qualifying % for the Dividends Received Deductions

SA Wellington Government and Quality Bond Portfolio — Class 1	$0.32	$0.31	$0.01	$—	$—	—%

SA Wellington Government and Quality Bond Portfolio — Class 2	0.30	0.29	0.01	—	—	—

SA Wellington Government and Quality Bond Portfolio — Class 3	0.28	0.27	0.01	—	—	—

SA PGI Asset Allocation Portfolio — Class 1	1.07	0.37	0.05	0.65	—	25.70

SA PGI Asset Allocation Portfolio — Class 2	1.05	0.35	0.05	0.65	—	25.70

SA PGI Asset Allocation Portfolio — Class 3	1.04	0.34	0.05	0.65	—	25.70

SA Wellington Capital Appreciation Portfolio — Class 1	6.62	—	2.22	4.40	—	15.09

SA Wellington Capital Appreciation Portfolio — Class 2	6.62	—	2.22	4.40	—	15.09

SA Wellington Capital Appreciation Portfolio — Class 3	6.62	—	2.22	4.40	—	15.09

SA BlackRock Multi-Asset Income Portfolio — Class 1	0.36	0.32	0.01	0.02	0.01	15.21

SA BlackRock Multi-Asset Income Portfolio — Class 3	0.34	0.30	0.01	0.02	0.01	15.21

SA Wellington Strategic Multi-Asset Portfolio — Class 1	0.41	0.10	0.05	0.26	—	27.77

SA Wellington Strategic Multi-Asset Portfolio — Class 3	0.39	0.08	0.05	0.26	—	27.77

78

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2018. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2018.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

79

Fixed-Income Portfolios

Wellington Management Company LLP

SA Wellington Government and Quality Bond Portfolio — Class 1 (unaudited)

SA Wellington Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/18
	Class 1*	Class 2*	Class 3*
1-year	0.04%	-0.08%	-0.24%
5-year	2.02%	1.88%	1.77%
10-year	2.79%	2.64%	2.53%
Since Inception	6.26%	3.46%	2.92%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg Barclays U.S. Aggregate A or Better Index is a subset of the Bloomberg Barclays U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Government and Quality Bond Portfolio — Class 1 shares posted a return of 0.04% for the 12-month period ending December 31, 2018, compared to a 0.47% return for the Bloomberg Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+0.86%] underperformed a number of non-Treasury sectors during the year, including U.S. mortgage-backed securities (MBS) [+0.99%], and asset-backed securities (ABS) [+1.77%]. Taxable municipals returned [-1.39%] and commercial mortgage-backed securities (CMBS) returned [+0.78%].

Long inflation break-evens via an out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) detracted. Investment grade credit positioning detracted modestly overall: positive impacts from a modest underweight to and security selection within industrials and security selection within sovereigns were offset by negative impacts from an overweight to financials (banking), overweight to and security selection within utilities (electric utility) and lack of exposure to supranational. Net aggregate short duration/yield curve positioning contributed the most to relative performance. Within securitized sectors, an out-of-benchmark allocation to Fannie Mae Delegated Underwriting and Servicing bonds and collateralized mortgage obligations (CMOs) contributed positively. Security selection within ABS detracted from results.

The Portfolio ended the year with the following approximate sector allocations: 24% U.S. government, 37% MBS, 29% credit, 8% ABS, and 1% CMBS. From a quality standpoint, over 72% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with shorter effective duration than the benchmark.

The Portfolio held exchange traded Treasury futures throughout the period to manage duration and yield curve positioning. Treasury derivatives were additive to performance over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

80

Balanced Portfolio

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

SA PGI Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/18
	Class 1*	Class 2*	Class 3*
1-year	-4.54%	-4.65%	-4.75%
5-year	4.90%	4.75%	4.65%
10-year	8.94%	8.78%	8.67%
Since Inception	7.35%	6.14%	7.30%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA PGI Asset Allocation Portfolio — Class 1 shares returned -4.54% for the 12-month period ending December 31, 2018 compared to a -4.38% return of the S&P 500® Index and 0.01% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned -2.35% for the annual period.

Fixed income outperformed equities during the period, as measured by the Bloomberg Barclays Aggregate Bond Index and the S&P 500® Index. U.S. equities outperformed international equities for the year. Fixed income markets saw a fed funds rate increase of 100 bps during the year and posted a flat return (measured by the Bloomberg Barclays U.S. Aggregate Bond Index). Treasuries posted a positive return in the risk-off environment.

The Portfolio’s strategic and tactical underweight to large cap growth equities detracted, as they outperformed large cap value equities. The Portfolio’s strategic and tactical allocation to mid and small cap equities also hindered performance. The Portfolio’s strategic and tactical allocation to international equities (developed and emerging) negatively contributed to performance as they underperformed their U.S. counterparts. The Portfolio’s strategic and tactical underweight to government bonds and overweight to high yield bonds hindered performance.

81

Balanced Portfolio — (continued)

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

Due to the Portfolio’s large number of individual holdings (over 500) individual security impacts are minimal. The Portfolio’s security selection among U.S. large cap value equities aided relative performance, but was offset by large, mid, and small cap value and growth securities. The Portfolio’s security selection among international developed market securities contributed, while international emerging market and international real estate securities detracted. The Portfolio’s security selection in investment grade corporate and high yield bonds aided performance, while mortgage and asset backed holdings detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

82

Equity Portfolios

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

SA Wellington Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/18
	Class 1*	Class 2*	Class 3*
1-year	-0.75%	-0.90%	-1.00%
5-year	10.99%	10.82%	10.71%
10-year	16.03%	15.85%	15.74%
Since Inception	12.28%	8.86%	11.80%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Capital Appreciation Portfolio — Class 1 shares posted a return of -0.75% for the 12-month period ending December 31, 2018, compared to a -2.12% return for the Russell 3000 Growth Index.

Sector returns within the index were negative in 7 of the 11 sectors during the year. Energy [-33.37%] and materials [-14.83%] performed the worst, while utilities [+3.44%] and health care [+2.82%] were the strongest performing sectors during the period.

Relative outperformance in the Portfolio was primarily driven by sector allocation, a residual of the bottom-up stock selection process. This was driven by the modest overweight to information technology and underweight to consumer staples. The Portfolio’s overweight to the weak performing energy sector detracted from benchmark relative results.

Stock selection also positively contributed to benchmark relative performance. Selection was particularly strong within information technology and health care. Information technology positions Workday, Inc., ServiceNow, Inc. and salesforce.com, Inc. were among the top contributors in the Portfolio, during the period. Health care position DexCom, Inc. also positively contributed to performance during the year.

Stock selection within consumer discretionary weighed most heavily on relative performance during the year. Within consumer discretionary, the position in Dollar Tree, Inc. detracted from returns. Within information technology, not holding benchmark constituent Microsoft Corp. was the top detractor from relative performance.

The Portfolio ended the year most overweight in the consumer discretionary, communication services, and health care sectors and most underweight in the industrials, information technology, and consumer staples sectors in relation to the Russell 3000 Growth Index.

83

Balanced Portfolios

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

SA BlackRock Multi-Asset Income Portfolio
Average Annual Total Returns as of 12/31/18
	Class 1*	Class 3*
1-year	-3.73%	-4.02%
5-year	2.71%	2.45%
10-year	7.00%	N/A
Since Inception	6.72%	4.42%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI World (net) Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 24 developed market country indexes, including the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[4]

The blended Index consists of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Asset Income Portfolio — Class 1 shares posted a return of -3.73% for the 12-month period ending December 31, 2018, compared to a -8.71% return for the MSCI World (net) Index, a 0.01% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a -4.19% return for the blended benchmark. The blended benchmark is comprised of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio remains focused on providing a compelling level of income while managing overall volatility through a tactical, diversified approach. As of period end, the estimated yield of the Portfolio was 4.7%. Estimated one-year standard deviation, based on monthly net returns, was 4.6% for the Portfolio versus 6.6% for its blended benchmark.

Risk assets generally underperformed more safe-haven sectors with equities generally underperforming credit fixed income. Relative to the benchmark, the decision to run with lower levels of risk with a lower Portfolio exposure to equities positively impacted performance. However, within equities, European holdings hurt returns as the region’s performance was a notable laggard. Elsewhere within equities, exposures to the U.S. and Master Limited Partnerships (MLPs) were also key detractors.

84

Balanced Portfolios — (continued)

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

Within fixed income, higher quality, shorter-duration exposures generally helped performance. Allocations to both short-term corporate bonds and floating rate investment grade bonds added to results. Duration management also aided returns. Exposure to credit fixed income hurt results. Lower quality sectors like high yield and preferred stocks were key detractors. Longer-term investment grade bond holdings also detracted.

During the period, the Portfolio used derivatives to manage duration exposure and hedge currency exposure. Overall, both interest rate hedges and currency hedges aided results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

85

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

SA Wellington Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/18
	Class 1*	Class 3*
1-year	-7.49%	-7.81%
5-year	3.08%	N/A
10-year	8.05%	N/A
Since Inception	7.40%	2.52%
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

Effective January 1, 2017, the Portfolio replaced the FTSE World Government Bond Index (U.S. $ hedged, ex-Switzerland) with the FTSE World Government Bond Index (U.S. $ hedged) because the information regarding the FTSE World Government Bond Index (U.S. $ hedged, ex-Switzerland) is no longer available. The FTSE World Government Bond Index (U.S. $ hedged) measures the performance of fixed-rate investment grad sovereign bonds, currency hedged to the USD. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries. The Index provides a broad benchmark for the global sovereign fixed income market.

[3]	The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[4]

The Blended Index consists of 65% MSCI ACWI (net) Index, 30% FTSE World Government Bond Index (U.S. $ hedged), and 5% FTSE 3-Month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Strategic Multi-Asset Portfolio — Class 1 shares posted a return of -7.49% for the 12-month period ending December 31, 2018, compared to a -9.42% return for the MSCI ACWI (net) Index, a 2.60% return for the FTSE World Government Bond Index (U.S. dollar hedged), a 1.86% return for the FTSE 3-month Treasury Bill Index, and a -5.18% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index, 30% FTSE World Government Bond Index (U.S. dollar hedged), and 5% FTSE 3-month Treasury Bill Index.

Security selection within the global equity portfolio drove underperformance. This was partially offset by outperformance within the global bond portfolio. The impact of asset allocation decisions was negative for the year.

86

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

The global equity portion of the Portfolio underperformed the MSCI ACWI (net) Index during the year due to stock selection effects. Relative underperformance was driven by weak stock selection within the consumer discretionary and information technology sectors. Strong stock selection within the financials and real estate sectors partially offset negative results. Allocation effects were positive mainly due to the Portfolio’s relative overweight to information technology and underweight to financials. The Portfolio’s relative underweight to the utilities sector detracted. From a regional perspective, stock selection within North America and Europe detracted most from relative results. From a country perspective, security selection within the United States and United Kingdom detracted most while strong selection within Japan aided most to relative performance.

Within the global bond portion of the Portfolio, active currency and duration strategies contributed. Credit positioning had a neutral impact on performance during the year.

At the end of the year, the Portfolio was positioned in line with the strategic asset allocation exposures.

During the period, the Portfolio held equity index and bond futures to adjust exposure to equity and bond markets and to manage duration and yield curve positioning. When viewed in isolation currency forwards contributed to the Portfolio’s absolute performance, while equity futures detracted. Bond futures did not impact relative performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

87

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

88

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.15 (2/19)

Item 2.	Code of Ethics

Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended December 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

As of January 16, 2018, the registrant’s Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2017	2018
(a) Audit Fees	$298,734	$207,581
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$62,128	$72,264
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$390,644	$296,786

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2017 and 2018 were $489,457 and $464,115, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 8, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 8, 2019